Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	Allot Communications Ltd.
Entity Central Index Key	0001365767
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	32,547,151
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 50,026	$ 116,682
Restricted cash and deposits	146	1,138
Short-term bank deposits	78,042	24,000
Available-for-sale marketable securities	14,841	17,580
Trade receivables (net of allowance for doubtful accounts of $ 280 and $ 511 at December 31, 2012 and 2011 respectively)	20,236	11,926
Other receivables and prepaid expenses	6,815	5,950
Inventories	9,963	10,501
Total current assets	180,069	187,777
NON-CURRENT ASSETS:
Severance pay fund	213	178
Deferred taxes	1,525	210
Other assets	239	146
Total non-current assets	1,977	534
PROPERTY AND EQUIPMENT, NET	6,609	5,352
INTANGIBLE ASSETS, NET	12,322	244
GOODWILL	20,814	3,151
Total assets	221,791	197,058
CURRENT LIABILITIES:
Trade payables	4,809	2,684
Employees and payroll accruals	8,182	5,050
Deferred revenues	13,829	16,694
Liability related to settlement of OCS grants (See note 11a)	15,886
Other payables and accrued expenses	5,765	4,412
Total current liabilities	48,471	28,840
LONG-TERM LIABILITIES:
Deferred revenues	3,945	5,430
Accrued severance pay	254	219
Total long-term liabilities	4,199	5,649
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.1 par value - Authorized: 200,000,000 shares at December 31, 2012 and 2011; Issued and outstanding: 32,547,151 and 30,950,234 shares at December 31, 2012 and 2011, respectively	761	720
Additional paid-in capital	233,985	223,306
Accumulated other comprehensive income (loss)	1,760	(810)
Accumulated deficit	(67,385)	(60,647)
Total shareholders' equity	169,121	162,569
Total liabilities and shareholders' equity	$ 221,791	$ 197,058

CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Allowance for doubtful accounts	$ 280		$ 511
Ordinary shares, par value per share		0.1		0.1
Ordinary shares, shares authorized	200,000	200,000	200,000	200,000
Ordinary shares, shares issued	32,547,151	32,547,151	30,950,234	30,950,234
Ordinary shares, shares outstanding	32,547,151	32,547,151	30,950,234	30,950,234

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Products	$ 77,127	$ 56,810	$ 40,852
Services	27,625	20,943	16,120
Total revenues	104,752	77,753	56,972
Cost of revenues:
Products	26,857	19,540	14,015
Services	4,180	2,635	1,970
Expenses related to settlement of OCS grants (See note 11a)	15,886
Total cost of revenues	46,923	22,175	15,985
Gross profit	57,829	55,578	40,987
Operating expenses:
Research and development (net of grant participations of $ 2,855, $ 3,674 and $ 2,774 for the years ended December 31, 2012, 2011 and 2010, respectively)	22,060	13,222	11,264
Sales and marketing	34,127	26,543	22,021
General and administrative	10,664	7,474	5,473
Total operating expenses	66,851	47,239	38,758
Operating income (loss)	(9,022)	8,339	2,229
Financial expenses (income), net	(1,358)	(415)	7,907
Income (loss) before income tax expenses (benefit)	(7,664)	8,754	(5,678)
Income tax expenses (benefit)	(926)	(55)	84
Net Income (loss)	(6,738)	8,809	(5,762)
Unrealized gain (loss) on foreign currency cash flow hedges transactions	2,555	(1,312)	(23)
Total comprehensive income (loss)	$ (4,168)	$ 7,565	$ (5,940)
Net earnings (loss) per share:
Basic	$ (0.21)	$ 0.35	$ (0.25)
Diluted	$ (0.21)	$ 0.33	$ (0.25)
Weighted average number of shares used in per share computations of net earnings (loss):
Basic	31,959,921	25,047,771	22,831,014
Diluted	31,959,921	27,071,872	22,831,014

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Grants participations excluded from research and development costs	$ 2,855	$ 3,674	$ 2,774

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]
Balance, value at Dec. 31, 2009	$ 60,412	$ 492	$ 128,476	$ (4,862)	$ (63,694)
Balance, shares at Dec. 31, 2009		22,397,062
Exercise of stock options, value	3,052	35	3,017
Exercise of stock options, shares	(1,244,051)	1,244,051
Cashless exercise of options, value		165,200
Compensation related to options granted to non-employees	115		115
Stock-based compensation	1,875		1,875
Total comprehensive loss:
Other comprehensive gain (loss)	(178)			(178)
Realized loss on available-for-sale marketable securities	5,474			5,474
Net income (loss)	(5,762)				(5,762)
Balance, value at Dec. 31, 2010	64,988	527	133,483	434	(69,456)
Balance, shares at Dec. 31, 2010		23,806,313
Issuance of shares related to secondary offering, net of issuance costs	84,922	169	84,753
Issuance of shares related to secondary offering, net of issuance costs, shares		6,325,000
Exercise of stock options, value	2,838	24	2,814
Exercise of stock options, shares	(818,921)	818,921
Stock-based compensation	2,256		2,256
Total comprehensive loss:
Other comprehensive gain (loss)	(1,244)			(1,244)
Net income (loss)	8,809				8,809
Balance, value at Dec. 31, 2011	162,569	720	223,306	(810)	(60,647)
Balance, shares at Dec. 31, 2011	30,950,234	30,950,234
Exercise of stock options, value	5,903	41	5,862
Exercise of stock options, shares	(1,596,917)	1,596,917
Stock-based compensation	4,817		4,817
Total comprehensive loss:
Other comprehensive gain (loss)	2,570			2,570
Net income (loss)	(6,738)				(6,738)
Balance, value at Dec. 31, 2012	$ 169,121	$ 761	$ 233,985	$ 1,760	$ 67,385
Balance, shares at Dec. 31, 2012	32,547,151	32,547,171

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010
STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Issuance costs for issuance of shares capital related to secondary offering	$ 252
Accumulated unrealized gain (loss) on available-for-sale marketable securities	45	61	(23)
Accumulated unrealized gain (loss) on foreign currency cash flows hedges	(855)	1,699	457
Accumulated other comprehensive income (loss)	$ (810)	$ 1,760	$ 434

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (6,738)	$ 8,809	$ (5,762)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Stock-based compensation	4,817	2,256	1,990
Capital loss	20	7	70
Realized loss related to sale of available-for-sale marketable securities			7,712
Decrease in accrued severance pay, net		12	75
Decrease in other assets	6	98	41
Decrease (increase) in accrued interest and amortization of premium on marketable securities	212	151	(189)
Increase in trade receivables	(8,139)	(1,187)	(2,897)
Decrease (increase) in other receivables and prepaid expenses	1,159	(970)	1,454
Decrease (increase) in inventories, net	3,233	329	(5,784)
Decrease (increase) in deferred taxes	(931)	(227)	8
Increase (decrease) in trade payables	(1,287)	(2,456)	1,998
Increase (decrease) in employees and payroll accruals	2,392	(748)	1,868
Increase (decrease) in deferred revenues	(7,089)	7,423	7,188
Increase (decrease) in other payables and accrued expenses	84	(1,178)	(213)
Liability related to settlement of OCS grants (See Note 11a)	15,886
Net cash provided by (used in) operating activities	8,692	15,197	7,351
Cash flows from investing activities:
Decrease (increase) in restricted cash and deposits	913	(78)
Investments in short-term bank deposits	(54,042)	(24,000)
Redemption of short-term bank deposits			1,264
Purchase of property and equipment	(3,820)	(2,953)	(2,334)
Proceeds from sale of property and equipment		30	168
Investment in available-for sale marketable securities	(8,194)	(4,735)	(16,765)
Proceeds from redemption of available-for-sale marketable securities	750
Proceeds from maturity of available-for-sale marketable securities	9,986
Payments (and loan issued) for subsidiaries acquired, net of cash (see schedule A below)	(24,892)
Net cash used in investing activities	(79,299)	(29,133)	(4,015)
Cash flows from financing activities:
Issuance of shares related to secondary offering, net		84,922
Proceeds from excercise of stock options	5,903	2,838	3,052
Repayment of bank loan	(1,952)
Net cash provided by financing activities	3,951	87,760	3,052
Increase (decrease) in cash and cash equivalents	(66,656)	73,824	6,388
Cash and cash equivalents at the beginning of the year	116,682	42,858	36,470
Cash and cash equivalents at the end of the year	50,026	116,682	42,858
Supplementary cash flow information:
Cash paid (received) during the year for taxes	(48)	100	168
Estimated net fair value of assets acquired and liabilities assumed at the date of acquisition was as follows:
Working capital, net (excluding cash and cash equivalents)	(4,501)
Equipment and other assets	597
Intangible assets	14,025
Goodwill	17,663
Deferred tax assets, net	409
Long-term liabilities	(1,952)
Total Consideration	(26,241)
Non cash - Contingent Consideration (See also note 1b)	1,349
Payments (and loan issued) for subsidiaries acquired, net of cash	$ 24,892

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Allot Communications Ltd. ("the Company") was incorporated in November 1996 under the laws of the State of Israel. The Company is engaged in developing, selling and marketing intelligent IP service optimization solutions for mobile, DSL and wireless broadband carriers, cable operator service providers, and enterprises. The Company's portfolio of hardware platforms and software applications utilizes advanced deep packet inspection technology to transform broadband pipes into smart networks that can rapidly and efficiently manage data over mobile and wireline networks and deploy value added Internet services. The Company's products consist of the Service Gateway and NetEnforcer traffic management systems, the NetXplorer and Subscribe Management Platform application management suites and value added services such as the Service Protector network protection solution, the MediaSwift video caching solution and the WebSafe network service.

The Company's Ordinary Shares are listed in the NASDAQ Global Select Market under the symbol "ALLT" from its initial public offering in November 2006. Since November, 2010, the Company's Ordinary Shares have been listed for trading in the Tel Aviv Stock Exchange as well.  In November 2011, the Company completed a secondary public offering for a total amount of approximately $85,000 at an average price per share of $13.47.

The Company holds eight wholly-owned subsidiaries (the Company together with said subsidiaries shall collectively be referred to as "Allot"): Allot Communications, Inc. in Woburn, Massachusetts, United-States ("the U.S. subsidiary"), which was incorporated in 1997 under the laws of the State of California, Allot Communication Europe SARL in Sophia, France ("the European subsidiary"), which was incorporated in 1998 under the laws of France, Allot Communications Japan K.K. in Tokyo, Japan ("the Japanese subsidiary"), which was incorporated in 2004 under the laws of Japan, Allot Communication (UK) Limited ("the UK subsidiary"), which was incorporated in 2006 under the laws of England and Wales, Allot Communications (Asia Pacific) Pte. Ltd. ("the Singaporean subsidiary"), which was incorporated in 2006 under the laws of Singapore, Allot Communications (New Zealand) Limited. ("the NZ subsidiary"), which was incorporated in 2007 under the laws of New Zealand, Ortiva Wireless Inc. ("Ortiva") in San Diego, California which was incorporated in 2004 under the laws of the state of Delaware and Oversi Networks Ltd. ("Oversi") in Petach Tikva, Israel, which was incorporated in 2004 under the laws of Israel.

As of December 31, 2012, Ortiva was merged into the Communications Inc and Oversi was merged into Allot Communications Ltd.

The U.S. subsidiary commenced operations in 1997. It is engaged in the sale, marketing and technical support and research and development services in the Americas of products manufactured and imported by the Company. The European, Japanese, UK and Singaporean subsidiaries are engaged in marketing and technical support services of the Company's products in Europe, Japan, UK and Asia Pacific, respectively. The NZ subsidiary commenced its operations in 2008 and is engaged in the research and development activities related to the Service Protector and technical support services for this product.

b.	Acquisitions:

1.
On May 15, 2012 ("the Ortiva acquisition date"), the Company entered into a share purchase agreement ("SPA") with the shareholders of Ortiva Wireless Inc. ("Ortiva") a private, California-based company that develops video optimization solutions for mobile and internet networks. The Company paid $ 10,816 in cash as consideration for all the shares of Ortiva.

The acquisition was accounted for using the purchase method of accounting in accordance with ASC 805. Accordingly, the purchase price was allocated according to the estimated fair values of the assets acquired and liabilities assumed and the excess of the purchase price over the net tangible and identified intangible assets was assigned to goodwill.

The results of Ortiva's operations have been included in the Company's consolidated financial statements since the Ortiva acquisition date. Revenues recognized from the Ortiva acquisition date to December 31, 2012 were $ 3,404.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value

Current assets	$1,967
Equipment	459
Deferred revenues	(1,803)
Current and non-current liabilities	(3,949)
Deferred tax assets, net	409
Technology	3,899
Backlog	910
Goodwill	8,924

Net assets acquired	$10,816

The fair value of intangible assets was determined by management with the assistance of a third party valuation.

Technology includes Ortiva's internally developed proprietary technologies and platforms for video optimization. The technology is being amortized over the estimated useful life of 9.6 years using the straight line method.

Backlog from customer orders is amortized over the estimated useful life of 1.6 years.

2.
On September 4, 2012, (the "Oversi acquisition date") Company entered into a share purchase agreement ("Oversi SPA") with the shareholders of Oversi Networks Ltd ("Oversi"), a private, Israeli-based company that develops and sells products and systems for caching Internet content.

The total consideration for the acquisition was $ 17,349, which consisted of $ 16,000 in cash and contingent consideration estimated at fair value of $ 1,349 at the Oversi acquisition date.

Pursuant to the SPA, the Company has a contingent liability to pay additional consideration if Oversi reaches a certain threshold of bookings for the year ended December 31, 2012. As of December 31, 2012, the fair value of the contingent consideration was determined to be $ 1,088, to be paid on April 15, 2013, and is presented in other payables and accrued expenses. The change in fair value of the contingent consideration was recorded in general and administrative expenses.

The acquisition of Oversi was accounted for using the purchase method of accounting in accordance with ASC 805. Accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed. The excess of the purchase price over the net tangible and identified intangible assets was assigned to goodwill.

The results of Oversi's operations have been included in the Company consolidated financial statements since September 4, 2012. Revenues recognized from the Oversi acquisition date to December 31, 2012 were $ 1,954.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value

Current assets	$4,182
Equipment and other assets	138
Deferred revenues	(936)
Other current liabilities	(2,038)
Bank loan	(1,952)
Technology	6,826
Backlog	1,491
Customer relationships	899
Goodwill	8,739

Net assets acquired	$17,349

The fair value of the intangible assets and the contingent consideration was determined by management with the assistance of a third party valuation.

Technology includes rich-media caching and content delivery solutions for peer to peer, Internet video and other media applications. The technology is amortized over the estimated useful life of 6.3 years using the straight line method.

Backlog from customer orders is  amortized over the estimated useful life of 1.4 years.

Customer relationships is derived from customer contracts and related customer relationships with existing customers. Customer relationships is amortized based on the accelerated method over the estimated useful life of 4.3 years.

Unaudited pro forma condensed results of operations:

The following represents the unaudited consolidated pro forma revenue and net loss for the years ended December 31, 2012 and 2011, to give effect to the acquisitions of Ortiva and Oversi as if they had occurred on January 1, 2011. The pro forma information is not necessarily indicative of the results of operations that would have been had the acquisition actually occurred on January 1, 2011, nor does it purport to represent the results of operations for future periods.

	Year ended December 31,
	2012	2011
	Unaudited

Revenues	$107,598		$87,177
Net loss	$(16,938)	$	(915)

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The majority of the revenues of the Company and its subsidiaries are generated in U.S. dollars ("dollar") or linked to the dollar. In addition, a major portion of the Company's and certain of its subsidiaries' costs are incurred or determined in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance with Accounting Standards Codification No. 830, "Foreign Currency Matters" ("ASC No. 830"). All transactions gains and losses from the remeasurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions have been eliminated upon consolidation.

d.	Cash and cash equivalents:

The Company considers all unrestricted highly liquid investments which are readily convertible into cash, with maturity of three months or less at the date of acquisition, to be cash equivalents.

e.	Restricted cash and deposits:

Restricted cash and deposits of $146 are held in favor of financial institutions towards fulfillments of forward contract and operating obligations.

f.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months but less than one year. The deposits are in dollars, New Israeli Shekels ("NIS") and Euros, and bear interest at annual weighted average rate of 1.1% at December 31, 2012. The short-term deposits are presented at cost.

g.	Marketable securities:

The Company accounts for its investments in marketable securities using Accounting Standards Codification No. 320, "Investments - Debt and Equity Securities" ("ASC No. 320").

The Company's management determines the appropriate classification of marketable securities at the time of purchase and evaluates such designation as of each balance sheet date. The Company classifies all of its investments in marketable securities as available for sale. Available for sale securities are carried at fair value, with the unrealized gains and losses, reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sale of investments are included in earnings and are derived using the specific identification method for determining the cost of securities. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in financial income, net, if any.

h.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided to cover risks arising from slow-moving items or technological obsolescence for which recoverability is not probable. Inventory write-offs due to slow moving items and technological obsolescence totaled $ 1,370, $ 480 and $ 1,100 in 2012, 2011 and 2010, respectively.

Cost is determined as follows:

Raw materials - using the "first in, first out" (FIFO) cost method.

Finished goods -using the "first in first out" (FIFO) cost method, manufacturing cost and allocable indirect costs.

i.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Lab equipment	25 - 33
Computers and peripheral equipment	15 - 33
Office furniture	6 - 15
Leasehold improvements	By the shorter of term of the lease or the useful life of the asset

j.	Goodwill impairment:

Goodwill represents the excess of the purchase price over the fair value of net assets of purchased businesses. Under Accounting Standards Codification No. 350, "Intangibles-Goodwill and Other" ("ASC No. 350"), goodwill and intangible assets deemed to have indefinite lives are tested for impairment annually, or more often if there are indicators of impairment present.

In accordance with ASC No. 350 the Company performs an annual impairment test at December 31 each year. In determining a two-step goodwill impairment test was necessary under the new authoritative guidance issued by the Financial Accounting Standards Board ("FASB"),the Company has elected to first assess the qualitative factors to determine whether it is more likely than not that the fair value of its reporting operating unit is less than its carrying amount. If the Company determines that it is more likely than not that its fair value is less than its carrying amount, then the two-step goodwill impairment test would be performed. In the first step, the Company compares the fair value of each reporting unit to its carrying value. If the fair value exceeds the carrying value of the net assets, goodwill is considered not impaired, and no further testing is required to be performed. If the carrying value of the net assets exceeds the fair value, then the Company must perform the second step of the impairment test in order to determine the implied fair value of goodwill. If the carrying value of goodwill exceeds its implied fair value, then the Company would record an impairment loss equal to the difference.

The Company believes that its business activity and management structure meet the criteria of being a single reporting unit for accounting purposes. The Company has performed an annual impairment analysis as of December 31, 2012 and determined that the carrying value of the reporting unit was less than the fair value of the reporting unit. Fair value is determined using market capitalization. During years 2012, 2011 and 2010 no impairment losses were recorded.

k.	Impairment of long lived assets and intangible assets subject to amortization:

Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC No. 360, "Accounting for the Impairment or Disposal of Long-Lived Assets," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2012 and 2011, no impairment losses have been identified.

Intangible assets acquired in a business combination are recorded at fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives. Some of the acquired intangible assets are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer relationships as compared to the straight-line method. All other intangible assets are amortized over their estimated useful lives on a straight-line basis.

During 2010, 2011 and 2012, no impairment losses were recorded.

l.	Revenue recognition:

The Company generates revenues mainly from the sale of hardware and software products along with related maintenance and support services. At times, these arrangements may also include professional services, such as installation services or training. The Company generally sells its products through resellers, distributors, OEMs and system integrators, all of whom are considered end-customers from the Company's perspective.

Revenues from product sales are recognized when persuasive evidence of an agreement exists, title and risk of loss have transferred, no significant performance obligations remain, product payment is not contingent upon performance of installation or service obligations, the fee is fixed or determinable and collectability is probable. In instances where final acceptance of the product or service is specified by the customer, revenue recognition is deferred until all acceptance criteria have been met.

Maintenance and support related revenues included in multiple element arrangements are deferred and recognized on a straight-line basis over the term of the applicable maintenance and support agreement. Other services are recognized upon the completion of installation or when the service is provided. In instances where the services provided in a multiple element arrangement are considered essential to the functionality of the product and payment of the product is contingent upon performance of the services, the sales of the products and services would be considered one unit of accounting. Deferred revenues are classified as short and long term and recognized as revenues at the time the respective elements are provided.

Under historical accounting principles, the Company was required to account for sales of its products in accordance with ASC 985-605. ASC 985-605 generally required revenue earned on software arrangements involving multiple elements to be allocated to each element based on the relative objective fair value of the elements. Accordingly, revenues were allocated to the different elements in the arrangement under "the residual method" when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all undelivered elements and no VSOE exists for the delivered elements.

Under the residual method, at the outset of the arrangement with a customer, the Company deferred revenues for the VSOE of its undelivered elements (maintenance and support) and recognized revenue for the remainder of the arrangement fee attributable to the elements initially delivered in the arrangement (hardware and software products).

In October 2009, the FASB issued ASU 2009-14, "Certain Arrangements That Include Software Elements, (amendments to ASC Topic 985, Software)" (ASU 2009-14), which changed the accounting model for revenue arrangements that include both tangible products and software elements. Tangible products containing software components and non-software components that function together to deliver the tangible product's essential functionality is no longer within the scope of the software revenue guidance in Subtopic 985-605 of the Codification. Accordingly, the Company was considered outside the scope of Subtopic 985-605. For 2011 and future periods, pursuant to the guidance of ASU 2009-13, "Multiple-Deliverable Revenue Arrangements, (amendments to ASC Topic 605, Revenue Recognition)" (ASU 2009-13) and ASU 2009-14, when a sales arrangement contains multiple elements, such as products and services, the Company allocates revenues to each element based on a selling price hierarchy. The selling price for a deliverable is based on VSOE if available, third party evidence (''TPE'') if VSOE is not available, or estimated selling price (''ESP'') if neither VSOE nor TPE is available. In multiple element arrangements, revenues are allocated to each separate unit of accounting for each of the deliverables using the relative selling prices of each of the deliverables in the arrangement based on the aforementioned selling price hierarchy.

The selling price of products was determined based on the ESP, as neither VSOE nor TPE was available. The ESP was determined by reviewing historical transactions and considering multiple other factors, including but not limited to, pricing practices including discounting, margin objectives, and competition.
As of January 1, 2011, the Company changed its pricing policy in respect of the sale of maintenance and support in new, multiple element arrangements. For the maintenance and support under the new pricing policy, the Company determined the ESP of the year ended December 31, 2011 in multiple-element arrangements based on reviewing historical transactions, and considering several other external and internal factors including, but not limited to, pricing practices including discounting, margin objectives and competition.

For the year ended December 31, 2012, for maintenance and support, the Company determined the selling price based on VSOE of the price charged based on standalone sales of such elements using a consistent percentage of the Company's product price lists (renewals) in the same territories.

The Company adopted these standards on January 1, 2011 on a prospective basis for new and materially modified arrangements originating after January 1, 2011.

The Company provides a provision for product returns and stock rotation based on its experience with historical sales returns, stock rotations and other known factors. Such provisions amounted to $ 785 and $ 725 as of December 31, 2012 and 2011, respectively.

m.	Advertising expenses:

Advertising expenses are charged to the statement of operations, as incurred. Advertising expenses for the years ended December 31, 2012, 2011 and 2010 amounted to $ 1,002, $ 885 and $ 635, respectively.

n.	Research and development costs:

Accounting Standards Codification No. 985, "Software" ("ASC No. 985"), requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon the completion of a working model. The Company does not incur material costs between the completion of a working model and the point at which the products are ready for general release. Therefore, research and development costs are charged to the consolidated statement of operations as incur.

o.	Severance pay:

The liability in Israel for substantially all of the Company`s  employees in respect of severance pay liability is calculated in accordance with Section 14 of the Severance Pay Law -1963 (herein- "Section 14"). Section 14 states that Company's contributions for severance pay shall be in line of severance compensation and upon release of the policy to the employee, no additional obligations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee.

Furthermore, the related obligation and amounts deposited on behalf of such obligation under Section 14, are not stated on the balance sheet, because pursuant to current ruling, they are legally released from obligation to employees once the deposits have been paid.

There are a limited number of employees in Israel, for whom the Company is liable for severance pay. The Company's liability for severance pay for its Israeli employees was calculated pursuant to Section 14, based on the most recent monthly salary of its Israeli employees multiplied by the number of years of employment as of the balance sheet date for such employees.

The Company's liability was partly provided by monthly deposits with severance pay funds and insurance policies and the remainder by an accrual.

Severance expense for the years ended December 31, 2012, 2011 and 2010, amounted to $ 1,486, $ 1,280 and $ 925, respectively.

p.	Accounting for stock-based compensation:

The Company accounts for stock based compensation in accordance with Accounting Standards Codification No. 718, "Compensation - Stock Compensation" ("ASC No. 718") that requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations.

ASC No. 718 requires forfeitures to be estimated at the time of the grant and revised in subsequent periods if actual forfeitures differ from those estimates.

The following table sets forth the total stock-based compensation expense resulting from stock options granted to employees included in the consolidated statements of operations, for the years ended December 31, 2012, 2011 and 2010:

	Year ended December 31,
	2012	2011	2010

Cost of revenues	$222	$103	$95
Research and development	1,186	442	352
Sales and marketing	2,060	1,001	851
General and administrative	1,349	710	692

Total stock-based compensation expense	$4,817	$2,256	$1,990

The Company selected the binomial option pricing model as the most appropriate fair value method for its stock-based compensation awards with the following assumptions for the year ended December 31, 2012, 2011 and 2010:

	Year ended December 31,
	2012	2011	2010

Suboptimal exercise multiple	2.5-3.5	2.5-3.5	2.5-3.5
Risk free interest rate	0.15%-1.39%	0.11%-5.46%	0.25%-5.54%
Volatility	51%-66%	50%-53%	50%-52%
Dividend yield	0%	0%	0%

The expected annual post-vesting and pre-vesting forfeiture rates affects the number of exercisable options. Based on the Company's historical experience, the annual post-vesting and pre-vesting forfeiture rates are 0%-14%.

The computations of expected volatility and suboptimal exercise multiple are based on the average of the Company's realized historical stock price volatility and certain peer companies that the Company considered to be comparable based on market capitalization and type of technology platform. The computation of the suboptimal exercise multiple and the forfeiture rates are based on the grantees expected exercise prior and post vesting termination behavior. The interest rate for period within the contractual life of the award is based on the U.S. Treasury Bills yield curve in effect at the time of grant. The Company currently has no plans to distribute dividends and intends to retain future earnings to finance the development of its business.

The expected life of the stock options represents the weighted-average period the stock options are expected to remain outstanding and is a derived output of the binomial model. The expected life of the stock options is impacted by all of the underlying assumptions used in the Company's model.

q.	Concentration of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and deposits, marketable securities, short-term bank deposits, trade receivables and derivative instruments.

The majority of cash and cash equivalents, restricted cash and deposits, marketable securities and short-term deposits of the Company are invested in dollar deposits in major U.S. and Israeli banks. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, the cash and cash equivalents and short-term bank deposits may be redeemed upon demand, and therefore, bear minimal risk.

The Company's trade receivables are primarily derived from sales to customers located mainly in the United States, as well as in Europe, Asia and Latin America. Concentration of credit risk with respect to trade receivables is limited by credit limits, ongoing credit evaluation and account monitoring procedures. The Company performs ongoing credit evaluations of its customers and establishes an allowance for doubtful accounts on a specific basis. Allowance for doubtful accounts amounted to $ 280 and $ 511 as of December 31, 2012 and 2011, respectively.

The Company has no significant off balance sheet concentrations of credit risk, except for hedging arrangements to cover the currency exposure of the NIS on identified cash flow items (see also Note 2w).

r.	Royalty bearing grants:

Participation grants from the Office of the Chief Scientist of the Ministry of Industry, Trade and Labor in Israel ("OCS") for research and development activity are recognized at the time the Company is entitled to such grants on the basis of the costs incurred and included as a deduction of research and development costs. Research and development grants recognized amounted to $ 2,855, $ 3,674 and $ 2,774 in 2012, 2011 and 2010, respectively.

The Company is obligated to pay royalties to the OCS calculated at the rate of 3%-3.5% of sales of the products developed with the OCS's participation up to 300% of the grants received linked to the U.S. dollar bearing annual interest at a rate of LIBOR. The Company's obligation to pay these royalties is contingent upon actual consolidated sales of our products and no payment is required if no sales are made. See also Note 11a.

s.	Income taxes:

The Company accounts for income taxes in accordance with Accounting Standards Codification No. 740, "Income Taxes" ("ASC No. 740"). ASC No. 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax assets will not be realized.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

t.	Basic and diluted net loss per share:

Basic net income per share is computed based on the weighted average number of Ordinary Shares outstanding during each year. Diluted net income per share is computed based on the weighted average number of Ordinary Shares outstanding during each year, plus dilutive potential Ordinary Shares considered outstanding during the year, in accordance with FASB ASC 260 "Earnings Per Share".

For the years ended December 31, 2012 and 2010, all outstanding options and warrants have been excluded from the calculation of the diluted loss per share since their effect was anti-dilutive. For the year ended December 31, 2011, 577,750 outstanding options and warrants have been excluded from the calculation of the diluted net income per share since their effect was anti-dilutive. See Note 16.

u.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with Accounting Standards Codification No. 220, "Comprehensive Income"("ASC No. 220"). This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to shareholders. The Company determined that its items of comprehensive income (loss) relate to unrealized gains and losses on hedging derivative instruments and unrealized gains and losses on available-for-sale marketable securities.

In May 2011, the FASB issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this new guidance on January 1, 2012 and elected to present the comprehensive income in a single continuous statement of comprehensive income.

v.	Fair value of financial instruments:

The Company measures its cash and cash equivalents, marketable securities, derivative instruments, restricted cash and deposits, short-term bank deposits, trade receivables, other receivables, trade payables and other payables at fair value.

Fair value is an exit price, representing the amount that would be received if the Company were to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. The Company uses three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -
Include other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data; and

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The Company categorized each of its fair value measurements in one of those three levels of hierarchy. The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

w.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on Accounting Standards Codification No. 815, "Derivatives and Hedging" ("ASC No. 815").

The Company accounts for its derivative instruments as either assets or liabilities and carries them at fair value. Derivative instruments that are not designated and qualified as hedging instruments must be adjusted to fair value through earnings.

For derivative instruments that hedge the exposure to variability in expected future cash flows that are designated as cash flow hedges, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) in shareholders' equity and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The ineffective portion of the gain or loss on the derivative instrument is recognized in current earnings. To apply hedge accounting treatment, cash flow hedges must be highly effective in offsetting changes to expected future cash flows on hedged transactions. (See Note 5).

x.	Business combinations:

The Company accounts for business combinations in accordance with ASC No. 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. It also requires the fair value of acquired in-process research and development ("IPR&D") to be recorded as an indefinite life intangible asset (subject to impairment) until the research and developments efforts are either completed or abandoned, and restructuring and acquisition-related costs to be expensed as incurred. Any excess of the fair value of net assets acquired over the purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and acquired income tax positions are to be recognized in earnings.

y.	Warranty costs:

The Company generally provides a three months software warranty and a one year hardware warranty for all of its products. A provision is recorded for estimated warranty costs at the time revenues are recognized based on the Company's experience. Warranty expense for the years ended December 31, 2010, 2011 and 2012 was immaterial.

AVAILABLE-FOR-SALE MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
AVAILABLE-FOR-SALE MARKETABLE SECURITIES [Abstract]
AVAILABLE-FOR-SALE MARKETABLE SECURITIES
NOTE 3:-	AVAILABLE-FOR-SALE MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities:

	December 31, 2012				December 31, 2011
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Available-for-sale - matures within one year:
Governmental debentures	$200	$1	$-	$201	$251	$-	$-	$251
Corporate debentures	3,701	12	-	3,713	2,237	2	(1)	2,238

	3,901	13	-	3,914	2,488	2	(1)	2,489
Available-for-sale - matures after one year through three years:
Governmental debentures	933	4	(4)	933	7,782	24	-	7,806
Corporate debentures	9,946	48	-	9,994	7,265	29	(9)	7,285

	10,879	52	(4)	10,927	15,047	53	(9)	15,091

	$14,780	$65	$(4)	$14,841	$17,535	$55	$(10)	$17,580

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-	FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, the Company measures its cash equivalents, restricted cash and deposit, short-term bank deposits, marketable securities and foreign currency derivative instruments at fair value. Cash equivalents, restricted deposit, short-term bank deposits and certain investments in marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of December 31, 2012 and 2011, respectively:

	As of December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$14,841	$-	$14,841
Foreign currency derivative contracts	-	1,624	-	1,624

Total financial assets	$-	$16,465	$-	$16,465

	As of December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$17,580	$-	$17,580
Foreign currency derivative contracts	-	(638)	-	(638)

Total financial assets	$-	$16,942	$-	$16,942

DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2012
DERIVATIVE INSTRUMENTS [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 5:-	DERIVATIVE INSTRUMENTS

The Company enters into hedge transactions with a major financial institution, using derivative instruments, primarily forward contracts and options to purchase and sell foreign currencies, in order to reduce the net currency exposure associated with anticipated expenses (primarily salaries and related expenses) in currencies other than U.S. dollar, and forecasted revenues denominated in Euro. The net losses (income) recognized in "Financial expenses (income), net" during the years ended December 31, 2012, 2011 and 2010 were $ (231), $ 230 and $ 471, respectively.

The Company currently hedges such future exposures for a maximum period of one year. However, the Company may choose not to hedge certain foreign currency exchange exposures for a variety of reasons, including but not limited to immateriality, accounting considerations and the prohibitive economic cost of hedging particular exposures. There can be no assurance the hedges will offset more than a portion of the financial impact resulting from movements in foreign currency exchange rates.

The Company records all derivatives on the consolidated balance sheets at fair value in accordance with ASC No. 820 at Level 2. The effective portions of cash flow hedges are recorded in other comprehensive income until the hedged item is recognized in earnings. The ineffective portions of cash flow hedges are adjusted to fair value through earnings in financial other income or expense. The Company does not enter into derivative transactions for trading purposes.

The Company had a net unrealized gain (loss) associated with cash flow hedges of $ 1,699 and $ (855) recorded in other comprehensive income (loss) as of December 31, 2012 and 2011, respectively.

As of December 31, 2012 and 2011, the Company had outstanding forward contracts in the amount of $ 33,938 and $ 11,478, respectively.

As of December 31, 2012 and 2011, the Company had outstanding foreign exchange option contracts in the amount of $ 0 and $ 1,747, respectively.

The fair value of the open foreign exchange contracts recorded by the Company on its consolidated balance sheets as of December 31, 2012 and 2011, as an asset is as follows:

Foreign exchange forward and		December 31,
options contracts	Balance sheet	2012	2011

Fair value of foreign exchange option contracts	Other receivables and prepaid expenses	$-	$25

Fair value of foreign exchange forward contracts, net	Other receivables and prepaid expenses (Other payables and accrued expenses)	1,699	(880)

Total derivatives designated as hedging instrument		$1,699	$(855)

Total derivatives not designated as hedging instruments, net	Other receivables and prepaid expenses (Other payables and accrued expenses)	$(75)	$217

Gain or loss on the derivative instruments, which partially offset the foreign currency impact from the underlying exposures, reclassified from other comprehensive income to operating expenses for the years ended December 31, 2012 and 2011 were $ 748 and $ 643, respectively.

Non-designated hedges:

The Company also uses foreign currency forward contracts to mitigate variability in gains and losses generated from the re-measurement of certain monetary assets and liabilities denominated in foreign currencies. These derivatives do not qualify for special hedge accounting treatment. These derivatives are carried at fair value with changes recorded in financial income (expense),net. Changes in the fair value of these derivatives are largely offset by re-measurement of the underlying assets and liabilities. Cash flows from such derivatives are classified as operating activities. The derivatives have maturities of approximately twelve months.

OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 6:-	OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2012	2011

Prepaid expenses	$2,772	$3,288
Government authorities	1,284	1,043
Short-term lease deposits	211	188
Foreign currency derivative contracts	1,702	368
Grants receivable from the OCS	224	556
Others	622	507

	$6,815	$5,950

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
NOTE 7:-	INVENTORIES

	December 31,
	2012	2011

Raw materials	$2,371	$1,155
Finished products	7,592	9,346

	$9,963	$10,501

For the years ended December 31, 2012, 2011 and 2010, the finished products line item above includes deferral of the cost of goods sold for which revenue was not yet recognized in the amount of approximately $ 1,200, $ 4,039 and $ 4,622, respectively.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 8:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2012	2011

Cost:

Lab equipment	$8,134	$10,841
Computers and peripheral equipment	16,910	7,604
Office furniture and equipment	606	439
Leasehold improvements	703	596

	26,353	19,480
Accumulated depreciation:

Lab equipment	5,093	7,814
Computers and peripheral equipment	13,770	5,687
Office furniture and equipment	358	241
Leasehold improvements	523	386

	19,744	14,128

Depreciated cost	$6,609	$5,352

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was $ 3,120, $ 2,754 and $ 2,577, respectively.

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 9:-	INTANGIBLE ASSETS, NET

a.	The following table shows the Company's intangible assets for the periods presented:

	December 31,
	2012	2011
Cost:

Technology	$11,451	$726
Backlog	2,401	-
Customer relationships	899	-
	$14,751	$726
Accumulated amortization:

Technology	$1,217	$482
Backlog	1,168	-
Customer relationships	44	-
	$2,429	$482

Amortized cost	$12,322	$244

b.	Amortization expense for the years ended December 31, 2012, 2011 and 2010 was $ 1,947, $ 124 and $ 123, respectively.

c.	Estimated amortization expense for the years ending:

Year ending December 31,

2013	$3,075
2014	1,751
2015	1,718
2016	1,622
2017 and on	4,156

Total	$12,322

OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES
NOTE 10:-	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2012	2011

Accrued expenses	$3,887	$1,701
Accrued royalties to the OCS	-	1,364
Foreign currency derivative contracts	78	1,006
Contingent consideration payable	1,088	-
Others	712	341

	$5,765	$4,412

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Royalties:

The Company received research and development grants from the OCS.

Until the end of 2012, the Company was participating in programs sponsored by the Israeli Government for the support of research and development activities. As part of this program the Company is obligated to pay royalties to the OCS, amounting to 3.5% of the sales of the sponsored products, up to 100% of the grants received, linked to the U.S. dollar and for grants received after January 1, 1999 also bearing interest at the rate of LIBOR. The obligation to pay these royalties is contingent upon actual sales of products of the Company and in the absence of such sales no payment is required.

During December  2012, the Company recorded a liability for the early payment of $15,886 due to settlement with the Israeli Office of Chief Scientist (OCS), representing the full balance of the contingent liability related to grants received (including interest), which will be paid during 2013. Upon making this payment, the Company will eliminate all future royalty obligations related to its anticipated revenues. These expenses are included in the cost of revenues in the consolidated statement of operations.

For the years ended December 31, 2012, 2011 and 2010, the royalties expense paid and accrued, as part of the Company's cost of revenues, was $ 17,703 (including the settlement with the OCS), $ 2,746 and $ 2,015 respectively.

b.	Lease commitments:

In February 2006, the Company signed an agreement to rent offices for a period of seven years, starting July 2006. The rental expenses are $ 39 per month and a management fee of costs plus 15% of the expenses incurred by the building management company as stipulated in the lease agreement.

The U.S. subsidiary has an operating lease for office facilities in Woburn, Massachusetts. The lease expires on August 31, 2014. The Company's subsidiaries maintain smaller offices in China, Singapore, Japan, New Zealand, UK and various locations in Europe.

In addition, the Company has operating lease agreements for its motor vehicles, which terminate in 2013 through 2015.

Operating leases (offices and motor vehicles) expense for the years ended December 31, 2012, 2011 and 2010 was $ 2,345, $ 2,415 and $ 1,676, respectively.

As of December 31, 2012, the aggregate future minimum lease obligations (offices and motor vehicles) under non-cancelable operating leases agreements were as follows:

Year ending December 31,

2013	$1,814
2014	828
2015	517
2016	452
2017	456

Total	$4,067

c.	Lawsuit:

On May 1, 2007, a securities class action complaint, Brickman Investment Inc. v. Allot Communications Ltd. et al., was filed in the United States District Court for the Southern District of New York. At least three substantially similar complaints were filed in the same court after the original action was filed. We and certain of our directors and officers are named as defendants. The securities class action complaints alleged that the defendants violated Sections 11 and 15 of the Securities Act of 1933 by making false and misleading statements and omissions in our registration statement for our initial public offering in November 2006. The parties reached during 2010 an agreement in principle to settle this litigation. Pursuant to the terms of the agreement, the Company paid in 2011 to the plaintiffs, for the benefit of the class members, $ 1.3 million in cash, which was wholly funded by the Company's insurance carrier. Before 2011, the Company recorded a liability in its financial statements for the proposed amount of the settlement. In addition, because the insurance carrier has agreed to pay the entire settlement amount and recovery from the insurance carrier is probable, a receivable has also been recorded for the same amount. Accordingly, as of December 31, 2010, there was no impact to the Company's statements of operations or cash flows because the amounts of the settlement and the insurance recovery fully offset each other. As of December 31, 2012 and 2011, no liability or asset appears in the Company's balance sheet.

d.	Major subcontractor:

The Company currently depends on one subcontractor to manufacture and provide hardware warranty support for its traffic management systems. If the subcontractor experiences delays, disruptions, quality control problems or a loss in capacity, shipments of products may be delayed and the Company's ability to deliver products could be materially adversely affected. Certain hardware components for the Company's products come from single or limited sources, and the Company could lose sales if these sources fail to satisfy its supply requirements. In the event that the Company terminates its business connection with the subcontractor, it will have to compensate the subcontractor for certain inventory costs, as specified in the agreement with the subcontractor.

e.	Purchase commitments: At December 31, 2012, the Company had approximately $ 3,401 non-cancelable purchase commitments with its suppliers.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-	SHAREHOLDERS' EQUITY

a.	Company's shares:

As of December 31, 2012, the Company's authorized share capital consists of NIS 20,000,000 divided into 200,000,000 Ordinary Shares, par value NIS 0.1 per share. Ordinary Shares confer on their holders the right to receive notice to participate and vote in general meetings of the Company, the right to a share in the excess of assets upon liquidation of the Company, and the right to receive dividends, if declared.

b.	Warrants:

In January 1998, the Company granted, to a founder and a member of the Board of Directors who also served as Chief Executive Officer at the time of the grant 246,479 warrants to purchase ordinary shares at a purchase price of $ 2.43 per share. The underlying shares were issued and held in trust for the benefit of the founder, pending his payment of the full purchase price of approximately $ 600. In November 2010, the warrants were exercised through a cashless exercise, into 165,200 Ordinary Shares of the Company.

c.	Stock option plan:

A summary of the Company's stock option activity, pertaining to its option plans for employees and related information is as follows:

	Year ended December 31,
	2012		2011		2010
	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price

Outstanding at beginning of year	3,164,090	$5.90	3,427,870	$3.81	4,081,683	$3.07
Granted	1,301,455	$8.11	649,000	$14.31	906,850	$5.36
Forfeited	(158,718)	$12.15	(93,859)	$8.57	(316,612)	$3.89
Exercised	(1,596,917)	$3.72	(818,921)	$3.46	(1,244,051)	$2.50

Outstanding at end of year	2,709,910	$11.03	3,164,090	$5.90	3,427,870	$3.81

Exercisable at end of year	819,869	$6.62	1,592,432	$3.66	1,638,086	$3.46

Vested and Expected to Vest	1,686,435	$9.86	2,324,031	$4.80	3,019,542	$3.7

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fiscal year 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2012. This amount may change based on the fair market value of the Company's stock. The total intrinsic value of options outstanding at December 31, 2012, was $ 22,136. The total intrinsic value of exercisable options at December 31, 2012 was approximately $ 9,255. The total intrinsic value of options vested and expected to vest at December 31, 2012 was approximately $ 15,312.

The total intrinsic value of options exercised during the year ended December 31, 2012 was approximately $ 88,310. The number of options vested during the year ended December 31, 2012 was 824,354. The weighted-average remaining contractual life of the outstanding options as of December 31, 2012 is 8.39 years. The weighted-average remaining contractual life of exercisable options as of December 31, 2012 is 7.03 years.

As of December 31, 2012, $ 18,997 unrecognized compensation cost related to stock options is expected to be recognized over a weighted average vesting period of 2.13 years.

The options outstanding as of December 31, 2012, have been classified by exercise price, as follows:

Exercise price	Shares upon exercise of options outstanding as of December 31, 2012	Weighted average remaining contractual life	Shares upon exercise of options exercisable as of December 31, 2012
		Years
$27.58	90,000	9.70	6,250
$26.62	67,000	9.34	625
$25.83	50,000	9.44	-
$23.31-23.72	290,000	9.69	1,001
$17.07	338,000	9.11	11,500
$16.82	15,000	8.92	5,000
$15.20-15.43	271,086	8.47	108,687
$9.25-14.52	191,807	8.65	53,946
$7.25	246,598	7.87	135,132
$5.25-6.52	44,560	6.59	27,125
$4.00-4.95	234,780	7.52	74,735
$3.00-3.75	244,327	6.15	186,896
$2.05-2.97	180,686	5.93	164,453
$1.23-1.56	6,801	5.32	5,988
$0.03	439,265	9.49	38,531

	2,709,910		819,869

The Company has two option plans under which outstanding options as of December 31, 2012, are as follows: (i) under the 2003 option plan, the outstanding options are exercisable for 50,303 Ordinary shares, and (ii) under the 2006 option plan, the outstanding options are exercisable for 2,659,607 Ordinary shares.

Under the terms of the above option plans, options may be granted to employees, officers, directors and various service providers of the Company and its subsidiaries. The options generally become exercisable quarterly over a four-year period, commencing one year after date of the grant, subject to the continued employment of the employee. The options generally expire no later than ten years from the date of the grant. The exercise price of the options at the date of grant under the plans may not be less than the nominal value of the shares into which such options are exercised, any options, which are forfeited or cancelled before expiration, become available for future grants. As of December 31, 2012, 142,403 Ordinary shares are available for future issuance under the option plans.

In addition to granting stock options, the Company granted in 2008 RSUs under the 2006 option plan. RSUs vest over a four year period subject to the continued employment of the employee. RSUs that are cancelled or forfeited become available for future grants.

In 2012, and 2011 the Company granted 436,455 and 30,000 options respectively to Israeli employees with an exercise price of $ 0.03, which was lower than the trading price of the Company's Ordinary Shares quoted on the NASDAQ Global Select Market on the date of the grants.

TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 13:-	TAXES ON INCOME

a.	Corporate tax rates: Amendment to the Israeli Income Tax Ordinance

The Israeli corporate tax rate was 25% in 2010, 24% in 2011 and 25% in 2012.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 which, among others, cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate, and increases the corporate tax rate to 25% in 2012 and subsequent years.

b.	Foreign Exchange Regulations:

Commencing in taxable year 2012, the Company has elected to measure its taxable income and file its tax return under the Israeli Income Foreign Tax Regulations. Under the Foreign Exchange Regulations the Israeli company is calculating its tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

c.	Tax benefits under Israel's law for the Encouragement of Capital Investments, 1959 ("the Law"):

In 1998, the production facilities of the Company related to its computational technologies were granted the status of an "Approved Enterprise" under the Law. In 2004, expansion program was granted the status of "Approved Enterprise". According to the provisions of the Law, the Company has elected the alternative package of benefits and has waived Government grants in return for tax benefits.

According to the provisions of the Law, the Company's income is tax-exempt for a period of two years commencing with the year it first earns taxable income, and subject to corporate taxes at the reduced rate of 10% to 25%, for an additional period of five to eight years depending upon the level of foreign ownership of the Company. As of December 31, 2012 the benefit period of tax benefit has not yet commenced, since the Company has not yet utilized all its carry forward losses.

The period of tax benefits, detailed above, is limited to the earlier of 12 years from the commencement of production, or 14 years from the approval date, (the year's limitation does not apply to the exemption period).

The Law was significantly amended effective April 1, 2005 ("the Amendment"). The Amendment includes revisions to the criteria for investments qualified to receive tax benefits as a Beneficiary Enterprise and among other things, simplifies the approval process. The Amendment applies to new investment programs. Therefore, investment programs commencing after December 31, 2004, do not affect the approved programs of the Company.

In addition, the Law provides that terms and benefits included in any letter of approval already granted will remain subject to the provisions of the Law as they were on the date of such approval. Therefore, the Company's existing Approved Enterprise will generally not be subject to the provisions of the Amendment. The Company elected 2006 and 2009 as "year of election" under the amendment.

The entitlement to the above benefits is contingent upon the fulfillment of the conditions stipulated in the Law, regulations published there under and the criteria set forth in the specific letters of approval. In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest and linked to changes in the Israeli CPI. As of December 31, 2012, management believes that the Company is meeting the aforementioned conditions.

If the Company pays a dividend out of income derived from the Approved and Beneficiary Enterprise during the tax exemption period, it will be subject to corporate tax in respect of the gross amount distributed, including any taxes thereon, at the rate which would have been applicable had it not enjoyed the alternative benefits, generally 10%-25%, depending on the percentage of the Company's Ordinary shares held by foreign shareholders. The dividend recipient is subject to withholding tax at the rate of 15% applicable to dividends from approved enterprises, if the dividend is distributed during the tax exemption period or within twelve years thereafter. The Company currently has no plans to distribute dividends and intends to retain future earnings to finance the development of its business.

Income from sources other than the "Approved and Beneficiary Enterprise" during the benefit period will be subject to tax at the regular corporate tax rate.

During 2010, new legislation amending the Law was adopted. Under this new legislation, a uniform corporate tax rate will apply to all qualifying income of certain Industrial Companies, as opposed to the current law's incentives, which are limited to income from Approved Enterprises during their benefits period. Under the new law, the uniform tax rate will be 10% in areas in Israel designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively thereafter. Certain "Special Industrial Companies" that meet certain criteria will enjoy further reduced tax rates of 5% in Zone A and 8% elsewhere. The profits of these Industrial Companies will be freely distributable as dividends, subject to a 15% withholding tax (or lower, under an applicable tax treaty).

Under the transition provisions of the new legislation, the Company may decide to irrevocably implement the new law while waiving benefits provided under the current law or to remain subject to the current law. The Company intends to implement the new law in 2015.

d.
In November 2012, the Knesset passed Amendment No. 69 to the Investment Law (the "Trapped Earnings Law") which provides a temporary, partial, relief from taxation on a distribution from exempt income for companies which elect the relief through November 2013. The Trapped Earnings Law allows a company to qualify a portion of its exempt income ("Elected Earnings") for a reduced tax rate ranging between 17.5% and 6%. While the reduced tax is payable within 30 days of election, an electing company is not required to actually distribute the Elected Earnings within a certain period of time. The applicable rate is based on a linear formula involving the portion of Elected Earnings to exempt income and the applicable tax rate prescribed in the Investment Law. A company electing to qualify its exempt income must undertake to make designated investments in productive fixed assets, research and development, or wages of new employees ("Designated Investment"). The Designated Investment amount is defined by a formula which considers the portion of Elected Earnings to the exempt income and the applicable tax rate prescribed by the Investment Law.

In addition to the reduced tax rate a distribution of Elected Earnings would be subject to a 15% withholding tax. The Trapped Earnings Law provides an exemption from the 15% withholding tax for a distribution to an Israeli resident company from companies which have elected the Privileged Enterprise status and waived their Approved Enterprise and privileged Enterprise Status through June 2015.

For the year end December 31, 2012, the Company does not believe the amendment has any possible effect on the financial statements.

e.	Tax benefits under the law for the Encouragement of Industry (Taxes), 1969 ("the Encouragement Law"):

The Encouragement Law, provides several tax benefits for industrial companies. An industrial company is defined as a company resident in Israel, at least 90% of the income of which in a given tax year exclusive of income from specified Government loans, capital gains, interest and dividends, is derived from an industrial enterprise owned by it. An industrial enterprise is defined as an enterprise whose major activity in a given tax year is industrial production activity.

Management believes that the Company is currently qualified as an "industrial company" under the Encouragement Law and as such, enjoys tax benefits, including: (1) deduction of purchase of know-how and patents and/or right to use a patent over an eight-year period; (2) the right to elect, under specified conditions, to file a consolidated tax return with additional related Israeli industrial companies and an industrial holding company; (3) accelerated depreciation rates on equipment and buildings; and (4) expenses related to a public offering on the Tel-Aviv Stock and on recognized stock markets outside of Israel, are deductible in equal amounts over three years.

Eligibility for benefits under the Encouragement Law is not subject to receipt of prior approval from any Governmental authority. No assurance can be given that the Israeli tax authorities will agree that the Company qualifies, or, if the Company qualifies, then the Company will continue to qualify as an industrial company or that the benefits described above will be available to the Company in the future.

f.	Pre-tax income (loss) is comprised as follows:

	Year ended December 31,
	2012	2011	2010

Domestic	$(2,372)	$9,737	$(6,637)
Foreign	(5,292)	(983)	959

	$(7,664)	$8,754	$(5,678)

g.	A reconciliation of the theoretical tax expenses, assuming all income is taxed at the statutory tax rate applicable to the income of the Company and the actual tax expenses is as follows:

	Year ended December 31,
	2012	2011	2010

Income (loss) before taxes on income	$(7,664)	$8,754	$(5,678)

Theoretical tax expense (benefit) computed at the Israeli statutory tax rate (25%, 24% and 25% for the years 2012, 2011 and 2010, respectively)	$(1,916)	$2,101	$(1,419)

Utilization of valuation allowance	(1,554)	(4,328)	728
Increase (decrease) in losses and temporary differences due to change in Israeli corporate "Approved Enterprise" tax rates	(7,073)	5,419	-
Increase (decrease) in valuation allowance related to losses and temporary differences due to change in Israeli corporate "Approved Enterprise" tax rates	7,073	(5,419)	-
Taxes with respect to prior years	2	(84)	35
Impairment (recording) of withholding tax asset	-	221	(53)
Non-deductible expenses and other	1,699	(27)	294
Non-deductible share-based compensation expenses	833	541	499
Exchange rate differences	10	1,521	-

Actual tax expenses (benefit)	$(926)	$(55)	$84

h.	Income tax expense (tax benefit) is comprised as follows:

	Year ended December 31,
	2012	2011	2010

Current taxes (benefit)	$(2)	$31	$109
Deferred taxes benefit	(926)	(223)	(7)
Taxes in respect of previous years	2	(84)	35
Impairment (recording) of withholding tax asset	-	221	(53)

	$(926)	$(55)	$84

i.	Net operating losses carry forward:

The Company has accumulated losses for tax purposes as of December 31, 2012, in the amount of approximately $ 40,000, which may be carried forward and offset against taxable income in the future for an indefinite period. In light of the merger between the Company and Oversi as of December 31, 2012, the net operating losses may be offset against taxable income annually with limitation of up to 20% of the total accumulated losses but no more than 50% of the Company's taxable income. In addition, the Company has accumulated capital losses for tax purposes as of December 31, 2012, in the amount of approximately $ 27,300, which may be carried forward and offset against taxable capital gains in the future for an indefinite period.  Management currently believes that since the Company has a history of losses, and uncertainty with respect to future taxable income, it is more likely than not that some of the deferred tax assets regarding the loss carry forwards will not be utilized in the foreseeable future. Thus, a valuation allowance was provided to reduce deferred tax assets to their realizable value.

As of December 31, 2012, Ortiva was merged into the U.S. subsidiary. The U.S. subsidiary has accumulated losses for U.S. federal income tax return purposes of approximately $ 7,300. The federal accumulated losses for tax purposes expire between 2026 and 2031.The state accumulated losses for tax purposes begin to expire in 2016.

Such losses are subject to limitations of Internal Revenue Code, Section 382, which in general provides that utilization of net operating losses is subject to an annual limitation if an ownership change results  from transactions increasing the ownership of certain shareholders or public groups in the stock of a corporation by more than 50 percentage points over a three-year period.  The annual limitations may result in the expiration of losses before utilization.

The European subsidiary is subject to French income taxes and has a net operating loss carry forward amounting as of December 31, 2012 to approximately $ 3,500, which may be carried forward and offset against taxable capital gains in the future for an indefinite period.

j.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income taxes are as follows:

	December 31,
	2012	2011

Deferred tax assets:
Operating and capital loss carryforwards	$11,264	$16,003
Reserves and allowances	215	1,759

Deferred tax asset before valuation allowance	11,479	17,762
Valuation allowance	(8,749)	(17,378)
Net deferred tax asset	2,730	384

Deferred tax liability	(1,006)	-
Net deferred tax asset	$1,724	$384

k.
As of December 31, 2012 and 2011, the provision in respect of ASC 740 was immaterial. The Company accrues interest and penalties related to the provision in income taxes in its statement of operations. Such interest and penalties were immaterial for all reported periods.

The Company conducts business globally and, as a result, the Company or one or more of its subsidiaries file income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. In the normal course of business, the Company is subject to examination by taxing authorities throughout the world, including such major jurisdictions as Israel, France, and the United States. With few exceptions, the Company is no longer subject to Israeli final tax assessment through the year 2007 and the European and U.S. subsidiaries have final tax assessments through 2008.

GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
GEOGRAPHIC INFORMATION [Abstract]
GEOGRAPHIC INFORMATION
NOTE 14:-	GEOGRAPHIC INFORMATION

Allot operates in a single reportable segment. Revenues are based on the location of the Company's channel partners which are considered as end customers, as well as direct customers of the Company:

	Year ended December 31,
	2012	2011	2010

Europe	$39,655	$38,409	$30,434
Asia and Oceania	21,953	13,388	12,469
United States of America	24,674	9,484	7,680
Middle East and Africa	10,565	9,530	3,890
Americas (excluding United States of America)	7,905	6,942	2,499

	$104,752	$77,753	$56,972

During the years ended December 2012, 2011 and 2010 approximately 14%, 15% and 30% of the Company's revenues are derived from a single customer.

The following presents total long-lived assets as of December 31, 2012 and 2011:

	December 31,
	2012	2011
Long-lived assets:
Israel	$26,976	$8,653
United States of America	14,380	300
Other	153	150

	$41,509	$9,103

FINANCIAL EXPENSES (INCOME), NET	12 Months Ended
Dec. 31, 2012
FINANCIAL EXPENSES (INCOME), NET [Abstract]
FINANCIAL AND OTHER EXPENSES, NET
NOTE 15:-	FINANCIAL EXPENSES (INCOME), NET

	Year ended December 31,
	2012	2011	2010

Financial income:
Interest income	$(1,848)	$(661)	$(492)

Financial expenses:
Interest expenses (income) and other miscellaneous	721	16	216
Foreign currency transaction differences	(231)	230	471
Impairment related to Auction-Rate Securities, net	-	-	7,712

	$(1,358)	$(415)	$7,907

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 16:-        EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings  (loss) per share:

	Year ended December 31,
	2012	2011	2010

Numerator:
Net income (loss)	$(6,738)	$8,809	$(5,678)
Denominator:
Weighted average number of shares outstanding used in computing basic net earnings per share	31,959,921	25,047,771	22,831,014
Dilutive effect: stock options	-	2,024,101	-
Total weighted average number of shares used in computing diluted net earnings per share	31,959,921	27,071,872	22,831,014
Basic net earnings (loss) per share	$(0.21)	$0.35	$(0.25)
Diluted net earnings (loss) per share	$(0.21)	$0.33	$(0.25)

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

The majority of the revenues of the Company and its subsidiaries are generated in U.S. dollars ("dollar") or linked to the dollar. In addition, a major portion of the Company's and certain of its subsidiaries' costs are incurred or determined in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance with Accounting Standards Codification No. 830, "Foreign Currency Matters" ("ASC No. 830"). All transactions gains and losses from the remeasurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses as appropriate.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions have been eliminated upon consolidation.

Cash and cash equivalents
d.	Cash and cash equivalents:

The Company considers all unrestricted highly liquid investments which are readily convertible into cash, with maturity of three months or less at the date of acquisition, to be cash equivalents.

Restricted cash and deposits
e.	Restricted cash and deposits:
Restricted cash and deposits of $146 are held in favor of financial institutions towards fulfillments of forward contract and operating obligations.
Short-term bank deposits
f.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months but less than one year. The deposits are in dollars, New Israeli Shekels ("NIS") and Euros, and bear interest at annual weighted average rate of 1.1% at December 31, 2012. The short-term deposits are presented at cost.

Marketable securities
g.	Marketable securities:

The Company accounts for its investments in marketable securities using Accounting Standards Codification No. 320, "Investments - Debt and Equity Securities" ("ASC No. 320").

The Company's management determines the appropriate classification of marketable securities at the time of purchase and evaluates such designation as of each balance sheet date. The Company classifies all of its investments in marketable securities as available for sale. Available for sale securities are carried at fair value, with the unrealized gains and losses, reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sale of investments are included in earnings and are derived using the specific identification method for determining the cost of securities. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in financial income, net, if any.

Inventories
h.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided to cover risks arising from slow-moving items or technological obsolescence for which recoverability is not probable. Inventory write-offs due to slow moving items and technological obsolescence totaled $ 1,370, $ 480 and $ 1,100 in 2012, 2011 and 2010, respectively.

Cost is determined as follows:

Raw materials - using the "first in, first out" (FIFO) cost method.

Finished goods -using the "first in first out" (FIFO) cost method, manufacturing cost and allocable indirect costs.

Property and equipment
i.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Lab equipment	25 - 33
Computers and peripheral equipment	15 - 33
Office furniture	6 - 15
Leasehold improvements	By the shorter of term of the lease or the useful life of the asset

Goodwill impairment
j.	Goodwill impairment:

Goodwill represents the excess of the purchase price over the fair value of net assets of purchased businesses. Under Accounting Standards Codification No. 350, "Intangibles-Goodwill and Other" ("ASC No. 350"), goodwill and intangible assets deemed to have indefinite lives are tested for impairment annually, or more often if there are indicators of impairment present.

In accordance with ASC No. 350 the Company performs an annual impairment test at December 31 each year. In determining a two-step goodwill impairment test was necessary under the new authoritative guidance issued by the Financial Accounting Standards Board ("FASB"),the Company has elected to first assess the qualitative factors to determine whether it is more likely than not that the fair value of its reporting operating unit is less than its carrying amount. If the Company determines that it is more likely than not that its fair value is less than its carrying amount, then the two-step goodwill impairment test would be performed. In the first step, the Company compares the fair value of each reporting unit to its carrying value. If the fair value exceeds the carrying value of the net assets, goodwill is considered not impaired, and no further testing is required to be performed. If the carrying value of the net assets exceeds the fair value, then the Company must perform the second step of the impairment test in order to determine the implied fair value of goodwill. If the carrying value of goodwill exceeds its implied fair value, then the Company would record an impairment loss equal to the difference.

The Company believes that its business activity and management structure meet the criteria of being a single reporting unit for accounting purposes. The Company has performed an annual impairment analysis as of December 31, 2012 and determined that the carrying value of the reporting unit was less than the fair value of the reporting unit. Fair value is determined using market capitalization. During years 2012, 2011 and 2010 no impairment losses were recorded.

Impairment of long-lived assets
k.	Impairment of long lived assets and intangible assets subject to amortization:

Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC No. 360, "Accounting for the Impairment or Disposal of Long-Lived Assets," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2012 and 2011, no impairment losses have been identified.

Intangible assets acquired in a business combination are recorded at fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives. Some of the acquired intangible assets are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer relationships as compared to the straight-line method. All other intangible assets are amortized over their estimated useful lives on a straight-line basis.

During 2010, 2011 and 2012, no impairment losses were recorded.

Revenue recognition
l.	Revenue recognition:

The Company generates revenues mainly from the sale of hardware and software products along with related maintenance and support services. At times, these arrangements may also include professional services, such as installation services or training. The Company generally sells its products through resellers, distributors, OEMs and system integrators, all of whom are considered end-customers from the Company's perspective.

Revenues from product sales are recognized when persuasive evidence of an agreement exists, title and risk of loss have transferred no significant performance obligations remain, product payment is not contingent upon performance of installation or service obligations, the fee is fixed or determinable and collectability is probable. In instances where final acceptance of the product or service is specified by the customer, revenue recognition is deferred until all acceptance criteria have been met.

Maintenance and support related revenues included in multiple element arrangements are deferred and recognized on a straight-line basis over the term of the applicable maintenance and support agreement. Other services are recognized upon the completion of installation or when the service is provided. In instances where the services provided in a multiple element arrangement are considered essential to the functionality of the product and payment of the product is contingent upon performance of the services, the sales of the products and services would be considered one unit of accounting. Deferred revenues are classified as short and long term and recognized as revenues at the time the respective elements are provided.

Under historical accounting principles, the Company was required to account for sales of its products in accordance with ASC 985-605. ASC 985-605 generally required revenue earned on software arrangements involving multiple elements to be allocated to each element based on the relative objective fair value of the elements. Accordingly, revenues were allocated to the different elements in the arrangement under "the residual method" when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all undelivered elements and no VSOE exists for the delivered elements.

Under the residual method, at the outset of the arrangement with a customer, the Company deferred revenues for the VSOE of its undelivered elements (maintenance and support) and recognized revenue for the remainder of the arrangement fee attributable to the elements initially delivered in the arrangement (hardware and software products).

In October 2009, the FASB issued ASU 2009-14, "Certain Arrangements That Include Software Elements, (amendments to ASC Topic 985, Software)" (ASU 2009-14), which changed the accounting model for revenue arrangements that include both tangible products and software elements. Tangible products containing software components and non-software components that function together to deliver the tangible product's essential functionality is no longer within the scope of the software revenue guidance in Subtopic 985-605 of the Codification. Accordingly, the Company was considered outside the scope of Subtopic 985-605. For 2011 and future periods, pursuant to the guidance of ASU 2009-13, "Multiple-Deliverable Revenue Arrangements, (amendments to ASC Topic 605, Revenue Recognition)" (ASU 2009-13) and ASU 2009-14, when a sales arrangement contains multiple elements, such as products and services, the Company allocates revenues to each element based on a selling price hierarchy. The selling price for a deliverable is based on VSOE if available, third party evidence (''TPE'') if VSOE is not available, or estimated selling price (''ESP'') if neither VSOE nor TPE is available. In multiple element arrangements, revenues are allocated to each separate unit of accounting for each of the deliverables using the relative selling prices of each of the deliverables in the arrangement based on the aforementioned selling price hierarchy.

The selling price of products was determined based on the ESP, as neither VSOE nor TPE was available. The ESP was determined by reviewing historical transactions and considering multiple other factors, including but not limited to, pricing practices including discounting, margin objectives, and competition.

As of January 1, 2011, the Company changed its pricing policy in respect of the sale of maintenance and support in new, multiple element arrangements. For the maintenance and support under the new pricing policy, the Company determined the ESP of the year ended December 31, 2011 in multiple-element arrangements based on reviewing historical transactions, and considering several other external and internal factors including, but not limited to, pricing practices including discounting, margin objectives and competition.

For the year ended December 31, 2012, for maintenance and support, the Company determined the selling price based on VSOE of the price charged based on standalone sales of such elements using a consistent percentage of the Company's product price lists (renewals) in the same territories.

The Company adopted these standards on January 1, 2011 on a prospective basis for new and materially modified arrangements originating after January 1, 2011.

The Company provides a provision for product returns and stock rotation based on its experience with historical sales returns, stock rotations and other known factors. Such provisions amounted to $ 785 and $ 725 as of December 31, 2012 and 2011, respectively.

Advertising expenses
m.	Advertising expenses:

Advertising expenses are charged to the statement of operations, as incurred. Advertising expenses for the years ended December 31, 2012, 2011 and 2010 amounted to $ 1,002, $ 885 and $ 635, respectively.

Research and development costs
n.	Research and development costs:

Accounting Standards Codification No. 985, "Software" ("ASC No. 985"), requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon the completion of a working model. The Company does not incur material costs between the completion of a working model and the point at which the products are ready for general release. Therefore, research and development costs are charged to the consolidated statement of operations as incur.

Severance pay
o.	Severance pay:

The liability in Israel for substantially all of the Company`s  employees in respect of severance pay liability is calculated in accordance with Section 14 of the Severance Pay Law -1963 (herein- "Section 14"). Section 14 states that Company's contributions for severance pay shall be in line of severance compensation and upon release of the policy to the employee, no additional obligations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee.

Furthermore, the related obligation and amounts deposited on behalf of such obligation under Section 14, are not stated on the balance sheet, because pursuant to current ruling, they are legally released from obligation to employees once the deposits have been paid.

There are a limited number of employees in Israel, for whom the Company is liable for severance pay. The Company's liability for severance pay for its Israeli employees was calculated pursuant to Section 14, based on the most recent monthly salary of its Israeli employees multiplied by the number of years of employment as of the balance sheet date for such employees.

The Company's liability was partly provided by monthly deposits with severance pay funds and insurance policies and the remainder by an accrual.

Severance expense for the years ended December 31, 2012, 2011 and 2010, amounted to $ 1,486, $ 1,280 and $ 925, respectively.

Accounting for stock-based compensation
p.	Accounting for stock-based compensation:

The Company accounts for stock based compensation in accordance with Accounting Standards Codification No. 718, "Compensation - Stock Compensation" ("ASC No. 718") that requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations.

ASC No. 718 requires forfeitures to be estimated at the time of the grant and revised in subsequent periods if actual forfeitures differ from those estimates.

The following table sets forth the total stock-based compensation expense resulting from stock options granted to employees included in the consolidated statements of operations, for the years ended December 31, 2012, 2011 and 2010:

	Year ended December 31,
	2012	2011	2010

Cost of revenues	$222	$103	$95
Research and development	1,186	442	352
Sales and marketing	2,060	1,001	851
General and administrative	1,349	710	692

Total stock-based compensation expense	$4,817	$2,256	$1,990

The Company selected the binomial option pricing model as the most appropriate fair value method for its stock-based compensation awards with the following assumptions for the year ended December 31, 2012, 2011 and 2010:

	Year ended December 31,
	2012	2011	2010

Suboptimal exercise multiple	2.5-3.5	2.5-3.5	2.5-3.5
Risk free interest rate	0.15%-1.39%	0.11%-5.46%	0.25%-5.54%
Volatility	51%-66%	50%-53%	50%-52%
Dividend yield	0%	0%	0%

The expected annual post-vesting and pre-vesting forfeiture rates affects the number of exercisable options. Based on the Company's historical experience, the annual post-vesting and pre-vesting forfeiture rates are 0%-14%.

The computations of expected volatility and suboptimal exercise multiple are based on the average of the Company's realized historical stock price volatility and certain peer companies that the Company considered to be comparable based on market capitalization and type of technology platform. The computation of the suboptimal exercise multiple and the forfeiture rates are based on the grantees expected exercise prior and post vesting termination behavior. The interest rate for period within the contractual life of the award is based on the U.S. Treasury Bills yield curve in effect at the time of grant. The Company currently has no plans to distribute dividends and intends to retain future earnings to finance the development of its business.

The expected life of the stock options represents the weighted-average period the stock options are expected to remain outstanding and is a derived output of the binomial model. The expected life of the stock options is impacted by all of the underlying assumptions used in the Company's model.

Concentration of credit risks
q.	Concentration of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and deposits, marketable securities, short-term bank deposits, trade receivables and derivative instruments.

The majority of cash and cash equivalents, restricted cash and deposits, marketable securities and short-term deposits of the Company are invested in dollar deposits in major U.S. and Israeli banks. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, the cash and cash equivalents and short-term bank deposits may be redeemed upon demand, and therefore, bear minimal risk.

The Company's trade receivables are primarily derived from sales to customers located mainly in the United States, as well as in Europe, Asia and Latin America. Concentration of credit risk with respect to trade receivables is limited by credit limits, ongoing credit evaluation and account monitoring procedures. The Company performs ongoing credit evaluations of its customers and establishes an allowance for doubtful accounts on a specific basis. Allowance for doubtful accounts amounted to $ 280 and $ 511 as of December 31, 2012 and 2011, respectively.

The Company has no significant off balance sheet concentrations of credit risk, except for hedging arrangements to cover the currency exposure of the NIS on identified cash flow items (see also Note 2w).

Royalty bearing grants
r.	Royalty bearing grants:

Participation grants from the Office of the Chief Scientist of the Ministry of Industry, Trade and Labor in Israel ("OCS") for research and development activity are recognized at the time the Company is entitled to such grants on the basis of the costs incurred and included as a deduction of research and development costs. Research and development grants recognized amounted to $ 2,855, $ 3,674 and $ 2,774 in 2012, 2011 and 2010, respectively.

The Company is obligated to pay royalties to the OCS calculated at the rate of 3%-3.5% of sales of the products developed with the OCS's participation up to 300% of the grants received linked to the U.S. dollar bearing annual interest at a rate of LIBOR. The Company's obligation to pay these royalties is contingent upon actual consolidated sales of our products and no payment is required if no sales are made. See also Note 11a.

Income taxes
s.	Income taxes:

The Company accounts for income taxes in accordance with Accounting Standards Codification No. 740, "Income Taxes" ("ASC No. 740"). ASC No. 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax assets will not be realized.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

Basic and diluted net loss per share
t.	Basic and diluted net loss per share:

Basic net income per share is computed based on the weighted average number of Ordinary Shares outstanding during each year. Diluted net income per share is computed based on the weighted average number of Ordinary Shares outstanding during each year, plus dilutive potential Ordinary Shares considered outstanding during the year, in accordance with FASB ASC 260 "Earnings Per Share".

For the years ended December 31, 2012 and 2010, all outstanding options and warrants have been excluded from the calculation of the diluted loss per share since their effect was anti-dilutive. For the year ended December 31, 2011, 577,750 outstanding options and warrants have been excluded from the calculation of the diluted net income per share since their effect was anti-dilutive. See Note 16.

Comprehensive income (loss)
u.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with Accounting Standards Codification No. 220, "Comprehensive Income"("ASC No. 220"). This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to shareholders. The Company determined that its items of comprehensive income (loss) relate to unrealized gains and losses on hedging derivative instruments and unrealized gains and losses on available-for-sale marketable securities.

In May 2011, the FASB issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this new guidance on January 1, 2012 and elected to present the comprehensive income in a single continuous statement of comprehensive income.

Fair value of financial instruments
v.	Fair value of financial instruments:

The Company measures its cash and cash equivalents, marketable securities, derivative instruments, restricted cash and deposits, short-term bank deposits, trade receivables, other receivables, trade payables and other payables at fair value.

Fair value is an exit price, representing the amount that would be received if the Company were to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. The Company uses three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -
Include other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data; and

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The Company categorized each of its fair value measurements in one of those three levels of hierarchy. The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Derivatives and hedging
w.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on Accounting Standards Codification No. 815, "Derivatives and Hedging" ("ASC No. 815").

The Company accounts for its derivative instruments as either assets or liabilities and carries them at fair value. Derivative instruments that are not designated and qualified as hedging instruments must be adjusted to fair value through earnings.

For derivative instruments that hedge the exposure to variability in expected future cash flows that are designated as cash flow hedges, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) in shareholders' equity and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The ineffective portion of the gain or loss on the derivative instrument is recognized in current earnings. To apply hedge accounting treatment, cash flow hedges must be highly effective in offsetting changes to expected future cash flows on hedged transactions. (See Note 5).

Business combinations
x.	Business combinations:

The Company accounts for business combinations in accordance with ASC No. 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. It also requires the fair value of acquired in-process research and development ("IPR&D") to be recorded as an indefinite life intangible asset (subject to impairment) until the research and developments efforts are either completed or abandoned, and restructuring and acquisition-related costs to be expensed as incurred. Any excess of the fair value of net assets acquired over the purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and acquired income tax positions are to be recognized in earnings.

Warranty costs
y.	Warranty costs:

The Company generally provides a three months software warranty  and a one year hardware warranty for all of its products. A provision is recorded for estimated warranty costs at the time revenues are recognized based on the Company's experience. Warranty expense for the years ended December 31, 2010, 2011 and 2012 was immaterial.

General (Details)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Schedule of Pro Forma Revenue and Net Loss
Unaudited pro forma condensed results of operations:

The following represents the unaudited consolidated pro forma revenue and net loss for the years ended December 31, 2012 and 2011 ,to give effect to the acquisitions of Ortiva and Oversi as if they had occurred on January 1, 2011. The pro forma information is not necessarily indicative of the results of operations that would have been had the acquisition actually occurred on January 1, 2011, nor does it purport to represent the results of operations for future periods.
	Year ended December 31,
	2012	2011
	Unaudited

Revenues	$107,598		$87,177
Net loss	$(16,938)	$	(915)

Ortiva [Member]
Business Acquisition [Line Items]
Schedule of the Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value

Current assets	$1,967
Equipment	459
Deferred revenues	(1,803)
Current and non-current liabilities	(3,949)
Deferred tax assets, net	409
Technology	3,899
Backlog	910
Goodwill	8,924

Net assets acquired	$10,816

Oversi [Member]
Business Acquisition [Line Items]
Schedule of the Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value

Current assets	$4,182
Equipment and other assets	138
Deferred revenues	(936)
Other current liabilities	(2,038)
Bank loan	(1,952)
Technology	6,826
Backlog	1,491
Customer relationships	899
Goodwill	8,739

Net assets acquired	$17,349

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives at an Annual Rate
Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Lab equipment	25 - 33
Computers and peripheral equipment	15 - 33
Office furniture	6 - 15
Leasehold improvements	By the shorter of term of the lease or the useful life of the asset

Schedule of Stock-Based Compensation Expense
The following table sets forth the total stock-based compensation expense resulting from stock options granted to employees included in the consolidated statements of operations, for the years ended December 31, 2012, 2011 and 2010:

	Year ended December 31,
	2012	2011	2010

Cost of revenues	$222	$103	$95
Research and development	1,186	442	352
Sales and marketing	2,060	1,001	851
General and administrative	1,349	710	692

Total stock-based compensation expense	$4,817	$2,256	$1,990	nbsp

Schedule of Stock-Based Compensation Assumptions
The Company selected the binomial option pricing model as the most appropriate fair value method for its stock-based compensation awards with the following assumptions for the year ended December 31, 2012, 2011 and 2010:

	Year ended December 31,
	2012	2011	2010

Suboptimal exercise multiple	2.5-3.5	2.5-3.5	2.5-3.5
Risk free interest rate	0.15%-1.39%	0.11%-5.46%	0.25%-5.54%
Volatility	51%-66%	50%-53%	50%-52%
Dividend yield	0%	0%	0%

AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
AVAILABLE-FOR-SALE MARKETABLE SECURITIES [Abstract]
Summary of Available-for-Sale Marketable Securities
The following is a summary of available-for-sale marketable securities:

	December 31, 2012				December 31, 2011
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Available-for-sale - matures within one year:
Governmental debentures	$200	$1	$-	$201	$251	$-	$-	$251
Corporate debentures	3,701	12	-	3,713	2,237	2	(1)	2,238

	3,901	13	-	3,914	2,488	2	(1)	2,489
Available-for-sale - matures after one year through three years:
Governmental debentures	933	4	(4)	933	7,782	24	-	7,806
Corporate debentures	9,946	48	-	9,994	7,265	29	(9)	7,285

	10,879	52	(4)	10,927	15,047	53	(9)	15,091

	$14,780	$65	$(4)	$14,841	$17,535	$55	$(10)	$17,580

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of December 31, 2012 and 2011, respectively:

	As of December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$14,841	$-	$14,841
Foreign currency derivative contracts	-	1,624	-	1,624

Total financial assets	$-	$16,465	$-	$16,465

	As of December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$17,580	$-	$17,580
Foreign currency derivative contracts	-	(638)	-	(638)

Total financial assets	$-	$16,942	$-	$16,942

DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
DERIVATIVE INSTRUMENTS [Abstract]
Schedule of the Fair Value of Open Foreign Exchange Contracts
The fair value of the open foreign exchange contracts recorded by the Company on its consolidated balance sheets as of December 31, 2012 and 2011, as an asset is as follows:

Foreign exchange forward and		December 31,
options contracts	Balance sheet	2012	2011

Fair value of foreign exchange option contracts	Other receivables and prepaid expenses	$-	$25

Fair value of foreign exchange forward contracts, net	Other receivables and prepaid expenses (Other payables and accrued expenses)	1,699	(880)

Total derivatives designated as hedging instrument		$1,699	$(855)

Total derivatives not designated as hedging instruments, net	Other receivables and prepaid expenses (Other payables and accrued expenses)	$(75)	$217

OTHER RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2012	2011

Prepaid expenses	$2,772	$3,288
Government authorities	1,284	1,043
Short-term lease deposits	211	188
Foreign currency derivative contracts	1,702	368
Grants receivable from the OCS	224	556
Others	622	507

	$6,815	$5,950

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventory
	December 31,
	2012	2011

Raw materials	$2,371	$1,155
Finished products	7,592	9,346

	$9,963	$10,501

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment
	December 31,
	2012	2011

Cost:

Lab equipment	$8,134	$10,841
Computers and peripheral equipment	16,910	7,604
Office furniture and equipment	606	439
Leasehold improvements	703	596

	26,353	19,480
Accumulated depreciation:

Lab equipment	5,093	7,814
Computers and peripheral equipment	13,770	5,687
Office furniture and equipment	358	241
Leasehold improvements	523	386

	19,744	14,128

Depreciated cost	$6,609	$5,352

INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets
a.	The following table shows the Company's intangible assets for the periods presented:

	December 31,
	2012	2011
Cost:

Technology	$11,451	$726
Backlog	2,401	-
Customer relationships	899	-
	$14,751	$726
Accumulated amortization:

Technology	$1,217	$482
Backlog	1,168	-
Customer relationships	44	-
	$2,429	$482

Amortized cost	$12,322	$244

Schedule of Estimated Amortization Expense
c.	Estimated amortization expense for the years ending:
Year ending December 31,

2013	$3,075
2014	1,751
2015	1,718
2016	1,622
2017 and on	4,156

Total	$12,322

OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Schedule of Other Payables and Accrued Expenses
	December 31,
	2012	2011

Accrued expenses	$3,887	$1,701
Accrued royalties to the OCS	-	1,364
Foreign currency derivative contracts	78	1,006
Contingent consideration payable	1,088	-
Others	712	341

	$5,765	$4,412

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Lease Obligations
As of December 31, 2012, the aggregate future minimum lease obligations (offices and motor vehicles) under non-cancelable operating leases agreements were as follows:

Year ending December 31,

2013	$1,814
2014	828
2015	517
2016	452
2017	456

Total	$4,067

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity
A summary of the Company's stock option activity, pertaining to its option plans for employees and related information is as follows:

	Year ended December 31,
	2012		2011		2010
	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price

Outstanding at beginning of year	3,164,090	$5.90	3,427,870	$3.81	4,081,683	$3.07
Granted	1,301,455	$8.11	649,000	$14.31	906,850	$5.36
Forfeited	(158,718)	$12.15	(93,859)	$8.57	(316,612)	$3.89
Exercised	(1,596,917)	$3.72	(818,921)	$3.46	(1,244,051)	$2.50

Outstanding at end of year	2,709,910	$11.03	3,164,090	$5.90	3,427,870	$3.81

Exercisable at end of year	819,869	$6.62	1,592,432	$3.66	1,638,086	$3.46

Vested and Expected to Vest	1,686,435	$9.86	2,324,031	$4.80	3,019,542	$3.7

Schedule of Stock Options Outstanding
The options outstanding as of December 31, 2012, have been classified by exercise price, as follows:

Exercise price	Shares upon exercise of options outstanding as of December 31, 2012	Weighted average remaining contractual life	Shares upon exercise of options exercisable as of December 31, 2012
		Years
$27.58	90,000	9.70	6,250
$26.62	67,000	9.34	625
$25.83	50,000	9.44	-
$23.31-23.72	290,000	9.69	1,001
$17.07	338,000	9.11	11,500
$16.82	15,000	8.92	5,000
$15.20-15.43	271,086	8.47	108,687
$9.25-14.52	191,807	8.65	53,946
$7.25	246,598	7.87	135,132
$5.25-6.52	44,560	6.59	27,125
$4.00-4.95	234,780	7.52	74,735
$3.00-3.75	244,327	6.15	186,896
$2.05-2.97	180,686	5.93	164,453
$1.23-1.56	6,801	5.32	5,988
$0.03	439,265	9.49	38,531

	2,709,910		819,869

TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Schedule of Pre-tax Income (Loss)
f.	Pre-tax income (loss) is comprised as follows:
	Year ended December 31,
	2012	2011	2010

Domestic	$(2,372)	$9,737	$(6,637)
Foreign	(5,292)	(983)	959

	$(7,664)	$8,754	$(5,678)

Schedule of the Reconciliation of the Theoretical Tax Expenses
g.	A reconciliation of the theoretical tax expenses, assuming all income is taxed at the statutory tax rate applicable to the income of the Company and the actual tax expenses is as follows:

	Year ended December 31,
	2012	2011	2010

Income (loss) before taxes on income	$(7,664)	$8,754	$(5,678)

Theoretical tax expense (benefit) computed at the Israeli statutory tax rate (25%, 24% and 25% for the years 2012, 2011 and 2010, respectively)	$(1,916)	$2,101	$(1,419)

Utilization of valuation allowance	(1,554)	(4,328)	728
Increase (decrease) in losses and temporary differences due to change in Israeli corporate "Approved Enterprise" tax rates	(7,073)	5,419	-
Increase (decrease) in valuation allowance related to losses and temporary differences due to change in Israeli corporate "Approved Enterprise" tax rates	7,073	(5,419)	-
Taxes with respect to prior years	2	(84)	35
Impairment (recording) of withholding tax asset	-	221	(53)
Non-deductible expenses and other	1,699	(27)	294
Non-deductible share-based compensation expenses	833	541	499
Exchange rate differences	10	1,521	-

Actual tax expenses (benefit)	$(926)	$(55)	$84

Schedule of Income Tax Expense (Benefit)
h.	Income tax expense (tax benefit) is comprised as follows:

	Year ended December 31,
	2012	2011	2010

Current taxes (benefit)	$(2)	$31	$109
Deferred taxes benefit	(926)	(223)	(7)
Taxes in respect of previous years	2	(84)	35
Impairment (recording) of withholding tax asset	-	221	(53)

	$(926)	$(55)	$84

Schedule of Deferred Income Taxes
Significant components of the Company's deferred income taxes are as follows:

	December 31,
	2012	2011

Deferred tax assets:
Operating and capital loss carryforwards	$11,264	$16,003
Reserves and allowances	215	1,759

Deferred tax asset before valuation allowance	11,479	17,762
Valuation allowance	(8,749)	(17,378)
Net deferred tax asset	2,730	384

Deferred tax liability	(1,006)	-
Net deferred tax asset	$1,724	$384

GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
GEOGRAPHIC INFORMATION [Abstract]
Schedule of Revenues by Geographic Location
Revenues are based on the location of the Company's channel partners which are considered as end customers, as well as direct customers of the Company:

	Year ended December 31,
	2012	2011	2010

Europe	$39,655	$38,409	$30,434
Asia and Oceania	21,953	13,388	12,469
United States of America	24,674	9,484	7,680
Middle East and Africa	10,565	9,530	3,890
Americas (excluding United States of America)	7,905	6,942	2,499

	$104,752	$77,753	$56,972

Schedule of Long-Lived Assets by Geographic Location
The following presents total long-lived assets as of December 31, 2012 and 2011:

	December 31,
	2012	2011
Long-lived assets:
Israel	$26,976	$8,653
United States of America	14,380	300
Other	153	150

	$41,509	$9,103

FINANCIAL EXPENSES (INCOME), NET (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL EXPENSES (INCOME), NET [Abstract]
Schedule of Financial and Other Expenses
	Year ended December 31,
	2012	2011	2010

Financial income:
Interest income	$(1,848)	$(661)	$(492)

Financial expenses:
Interest expenses (income) and other miscellaneous	721	16	216
Foreign currency transaction differences	(231)	230	471
Impairment related to Auction-Rate Securities, net	-	-	7,712

	$(1,358)	$(415)	$7,907

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
Schedule of the Computation of Basic and Diluted Net Earnings (Loss) per Share
The following table sets forth the computation of basic and diluted net earnings  (loss) per share:

	Year ended December 31,
	2012	2011	2010

Numerator:
Net income (loss)	$(6,738)	$8,809	$(5,678)
Denominator:
Weighted average number of shares outstanding used in computing basic net earnings per share	31,959,921	25,047,771	22,831,014
Dilutive effect: stock options	-	2,024,101	-
Total weighted average number of shares used in computing diluted net earnings per share	31,959,921	27,071,872	22,831,014
Basic net earnings (loss) per share	$(0.21)	$0.35	$(0.25)
Diluted net earnings (loss) per share	$(0.21)	$0.33	$(0.25)

GENERAL (Narrative) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended			12 Months Ended				12 Months Ended
	Nov. 30, 2011	Dec. 31, 2011	Dec. 31, 2012 Ortiva [Member]	May 15, 2012 Ortiva [Member]	Dec. 31, 2012 Ortiva [Member] Technology [Member]	Dec. 31, 2012 Ortiva [Member] Backlog [Member]	Dec. 31, 2012 Oversi [Member]	Sep. 04, 2012 Oversi [Member]	Dec. 31, 2012 Oversi [Member] Technology [Member]	Dec. 31, 2012 Oversi [Member] Backlog [Member]	Dec. 31, 2012 Oversi [Member] Customer Relationships [Member]
Business Acquisition [Line Items]
Issuance of shares related to secondary offering, net of issuance costs	$ 85,000	$ 84,922
Secondary public offering, common stock price per share	$ 13.47
Consideration paid with cash				10,816				16,000
Revenue from acquisition			3,404				1,954
Weighted average useful life of acquired intangible assets					9 years 7 months 10 days	1 year 7 months 10 days			6 years 3 months 14 days	1 year 4 months 20 days	4 years 3 months 14 days
Total purchase consideration								17,349
Fair value of future consideration							$ 1,088	$ 1,349

General (Schedule of Estimated Fair Values of Assets Acquired and Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	May 15, 2012 Ortiva [Member]	Sep. 04, 2012 Oversi [Member]
Business Acquisition [Line Items]
Current assets	$ 1,967	$ 4,182
Equipment and other assets	459	138
Deferred revenues	(1,803)	(936)
Current and non-current liabilities	(3,949)
Other current liabilities		(2,038)
Bank loan		(1,952)
Deferred tax assets, net	409
Technology	3,899	6,826
Backlog	910	1,491
Customer relationships		899
Goodwill	8,924	8,736
Net assets acquired	$ 10,816	$ 17,349

General (Schedule of Pro Froma Revenue and Net Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
GENERAL [Abstract]
Revenues	$ 107,598	$ 87,177
Net loss	$ (16,938)	$ (915)

SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and deposits	$ 146
Weighted average deposit rate	1.10%
Reserves for sales returns	785	725
Inventory write-offs	1,370	480	1,100
Advertising expenses	1,002	885	635
Severance expense	1,486	1,280	925
Allowance for doubtful accounts	280	511
Grants participations excluded from research and development costs	2,855	3,674	2,774
Royalty expense, percentage of grants	300.00%
Royalty expense	$ 15,886
Outstanding options and warrants excluded from the calculation of diluted income per share		577,750
Minimum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Annual post-vesting and pre-vesting forfeiture rate	0.00%
Royalty expense, percentage of net sales	3.00%
Maximum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Annual post-vesting and pre-vesting forfeiture rate	14.00%
Royalty expense, percentage of net sales	3.50%

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives at Annual Rates) (Details)	12 Months Ended
Dec. 31, 2012
Lab equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, annual rate	25.00%
Lab equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, annual rate	33.00%
Computers and peripheral equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, annual rate	15.00%
Computers and peripheral equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, annual rate	33.00%
Office furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, annual rate	6.00%
Office furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, annual rate	15.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	By the shorter of term of the lease or the useful life of the asset

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 4,817	$ 2,256	$ 1,990
Cost of revenue [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	222	103	95
Research and development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	1,186	442	352
Sales and marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	2,060	1,001	851
General and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 1,349	$ 710	$ 692

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Suboptimal exercise multiple	2.5	2.5	2.5
Risk-free interest rate	0.15%	0.11%	0.25%
Volatility	51.00%	50.00%	50.00%
Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Suboptimal exercise multiple	3.5	3.5	3.5
Risk-free interest rate	1.39%	5.46%	5.54%
Volatility	66.00%	53.00%	52.00%

AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 14,780	$ 17,535
Gross unrealized gain	65	55
Gross unrealized loss	(4)	(10)
Fair value	14,841	17,580
Available-for-sale securities matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,901	2,488
Gross unrealized gain	13	2
Gross unrealized loss		(1)
Fair value	3,914	2,489
Available-for-sale securities matures after one year through three years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	14,780	15,047
Gross unrealized gain	65	53
Gross unrealized loss	(4)	(9)
Fair value	14,841	15,091
Governmental debentures [Member] | Available-for-sale securities matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	200	251
Gross unrealized gain	1
Gross unrealized loss
Fair value	201	251
Governmental debentures [Member] | Available-for-sale securities matures after one year through three years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	933	7,782
Gross unrealized gain	4	24
Gross unrealized loss	(4)
Fair value	933	7,806
Corporate debentures [Member] | Available-for-sale securities matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,701	2,237
Gross unrealized gain	12	2
Gross unrealized loss		(1)
Fair value	3,713	2,238
Corporate debentures [Member] | Available-for-sale securities matures after one year through three years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	9,946	7,265
Gross unrealized gain	48	29
Gross unrealized loss		(9)
Fair value	$ 9,994	$ 7,285

FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value on a Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	$ 16,465	$ 16,942
Available-for-sale marketable securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	14,841	17,580
Foreign currency derivative contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	1,625	(638)
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets
Level 1 [Member] | Available-for-sale marketable securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets
Level 1 [Member] | Foreign currency derivative contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	16,465	16,942
Level 2 [Member] | Available-for-sale marketable securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	14,841	17,580
Level 2 [Member] | Foreign currency derivative contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	1,624	(638)
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets
Level 3 [Member] | Available-for-sale marketable securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets
Level 3 [Member] | Foreign currency derivative contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets

DERIVATIVE INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
DERIVATIVE INSTRUMENTS [Abstract]
Unrealized gain (loss) on cash flow hedge	$ (231)	$ 230	$ 471
Net unrealized gain (loss) on cash flow hedges	1,699	(855)
Outstanding forward contracts	33,938	11,478
Forward currency contracts	0	1,747
Gain (loss) on derivative instruments reclassified from OCI to operating expenses	$ 748	$ 643

DERIVATIVE INSTRUMENTS (Schedule of the Fair Value Open Foreign Exchange Contracts) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
DERIVATIVE INSTRUMENTS [Abstract]
Fair value of foreign exchange option contracts		$ 25
Fair value of foreign exchange forward contracts, net	1,699	(880)
Total derivatives designated as hedging instrument	1,699	(855)
Total derivatives not designated as hedging instrument, net	$ (75)	$ 217

OTHER RECEIVABLES AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Prepaid expenses	$ 2,772	$ 3,288
Government authorities	1,284	1,043
Short-term lease deposits	211	188
Foreign currency derivative contracts	1,702	368
Grants receivable from the OCS	224	556
Others	622	507
Other receivables and prepaid expenses	$ 6,815	$ 5,950

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVENTORIES [Abstract]
Raw materials	$ 2,371	$ 1,155
Finished products	7,592	9,346
Total inventory	9,963	10,501
Cost of goods sold, revenue not yet recognized	$ 1,200	$ 4,039	$ 4,622

PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment	$ 26,353	$ 19,480
Accumulated depreciation	19,744	14,128
Property and equipment, net	6,609	5,352
Depreciation	3,120	2,754	2,577
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	8,134	10,841
Accumulated depreciation	5,093	7,814
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	16,910	7,604
Accumulated depreciation	13,770	5,687
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	606	439
Accumulated depreciation	358	241
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	703	596
Accumulated depreciation	$ 523	$ 386

INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Cost	$ 14,751	$ 726
Accumulated amortization	2,429	(482)
Total amortized cost	12,322
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	11,451	726
Accumulated amortization	1,217	482
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,401
Accumulated amortization	1,168
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	899
Accumulated amortization	$ 44

INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTANGIBLE ASSETS, NET [Abstract]
2013	$ 3,075
2014	1,751
2015	1,718
2016	1,622
2017 and on	4,156
Total amortized cost	12,322
Amortization expense	$ 1,947	$ 124	$ 123

OTHER PAYABLES AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Accrued expenses	$ 3,887	$ 1,701
Accrued royalties to the OCS		1,364
Foreign currency derivative contracts	78	1,006
Contingent consideration payable	1,088
Others	711	341
Total other payables and accrued expenses	$ 5,765	$ 4,412

COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies [Line Items]
Royalty expense, percentage of grants		300.00%
Royalty expense		$ 15,886
Lease period	7 years
Rent expense per month	39
Rent expense, percentage of expenses, plus management fees	15.00%
Lease expiration date	Aug 31, 2014
Operating lease expiration period		2013 through 2015
Rent expense		2,345	2,415	1,676
Settlement payment			1,300,000
Purchase commitments		3,401
Research and development grants [Member]
Commitments and Contingencies [Line Items]
Royalty expense, percentage of net sales		3.50%
Royalty expense, percentage of grants		100.00%
Accrued royalties		14,661
Contingent obligation		15,886
Royalty expense		$ 17,703	$ 2,746	$ 2,015

COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Aggregate Future Minimum Lease Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2013	$ 1,814
2014	828
2015	517
2016	452
2017	456
Total	$ 4,067

SHAREHOLDERS' EQUITY (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended					12 Months Ended
	Nov. 30, 2010	Jan. 31, 1998 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Dec. 31, 2012 2003 option plan [Member] USD ($)	Dec. 31, 2012 2006 option plan [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares authorized			200,000			200,000
Authorized share capital			200,000,000			20,000,000
Ordinary shares, par value per share					0.1	0.1
Issued to director as compensation		246,479
Shares issued to director, price per share		$ 2.43
Proceeds from warrants issued as investment banking fee		$ 600
Warrants exercised through cashless exercise	165,200
Intrinsic value of options outstanding			22,136
Intrinsic value of options exercisable			9,255				50,303	2,659,607
Intrinsic value of options vested and expected to vest			15,312
Intrinsic value of options exercised			88,310
Stock options vested during period			824,354
Weighted average remaining contractual life of options outstanding			8 years 4 months 18 days
Weighted-average remaining contractual life of exercisable options			7 years 11 days
Unrecognized compensation cost related to non-vested stock options			$ 18,997
Unrecognized compensation cost, recognition period			2 years 1 month 16 days
Vesting period for plan			10 years					4 years
Shares reserved for issuance			142,403
Options granted to Israeli employees			436,455,000	30,000,000
Options granted to Israeli employees, exercise price			$ 0.03	$ 0.03

SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Stockholders' Equity Note [Abstract]
Outstanding at beginning of year, Number of shares upon exercise	3,164,090	3,427,870		4,069,505
Granted, Number of shares upon exercise	1,301,455	649,000	906,850
Forfeited, Number of shares upon exercise	(158,718)	(93,859)	(316,612)
Exercised, Number of shares upon exercise	(1,596,917)	(818,921)	(1,244,051)
Outstanding at end of year, Number of shares upon exercise	2,709,910	3,164,090	3,427,870	4,069,505
Exercisable at end of year, Number of shares upon exercise	819,869	1,592,432	1,638,086
Vested and Expected to Vest, Number of shares upon exercise	1,686,435	2,324,031	3,019,542
Outstanding at beginning of year, Weighted average exercise price	$ 5.9	$ 3.81		$ 3.54
Granted, Weighted average exercise price	$ 8.11	$ 14.31	$ 5.36
Forfeited, Weighted average exercise price	$ 12.15	$ 8.57	$ 3.89
Exercised, Weighted average exercise price	$ 3.72	$ 3.46	$ 2.5
Outstanding at end of year, Weighted average exercise price	$ 11.03	$ 5.9	$ 3.81	$ 3.54
Exercisable at end of year, Weighted average exercise price	$ 6.62	$ 3.66	$ 3.46
Vested and Expected to Vest, Weighted average exercise price	$ 9.86	$ 4.8	$ 3.7

SHAREHOLDERS' EQUITY (Schedule of Options Outstanding) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Shares upon exercise of options outstanding as of December 31, 2012	2,709,910	3,164,090	3,427,870	4,069,505
Weighted average remaining contractual life of options outstanding	8 years 4 months 18 days
Shares upon exercise of options exercisable as of December 31, 2012	819,869	1,592,432	1,638,086
27.58 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	27.58
Shares upon exercise of options outstanding as of December 31, 2012	90,000
Weighted average remaining contractual life of options outstanding	9 years 8 months 7 days
Shares upon exercise of options exercisable as of December 31, 2012	6,250
26.62 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	26.62
Shares upon exercise of options outstanding as of December 31, 2012	67,000
Weighted average remaining contractual life of options outstanding	9 years 4 months 1 day
Shares upon exercise of options exercisable as of December 31, 2012	625
25.83 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	25.83
Shares upon exercise of options outstanding as of December 31, 2012	50,000
Weighted average remaining contractual life of options outstanding	9 years 5 months 5 days
Shares upon exercise of options exercisable as of December 31, 2012
23.31-23.72 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	23.31
Exercise Prices, maximum	23.72
Shares upon exercise of options outstanding as of December 31, 2012	290,000
Weighted average remaining contractual life of options outstanding	9 years 8 months 2 days
Shares upon exercise of options exercisable as of December 31, 2012	1,001
17.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	17.07
Shares upon exercise of options outstanding as of December 31, 2012	338,000
Weighted average remaining contractual life of options outstanding	9 years 1 month 9 days
Shares upon exercise of options exercisable as of December 31, 2012	11,500
16.82 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	16.82
Shares upon exercise of options outstanding as of December 31, 2012	15,000
Weighted average remaining contractual life of options outstanding	8 years 11 months 1 day
Shares upon exercise of options exercisable as of December 31, 2012	5,000
15.2-15.43 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	15.2
Exercise Prices, maximum	15.43
Shares upon exercise of options outstanding as of December 31, 2012	271,086
Weighted average remaining contractual life of options outstanding	8 years 5 months 17 days
Shares upon exercise of options exercisable as of December 31, 2012	108,687
9.25-14.52 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	9.25
Exercise Prices, maximum	14.52
Shares upon exercise of options outstanding as of December 31, 2012	191,807
Weighted average remaining contractual life of options outstanding	8 years 7 months 20 days
Shares upon exercise of options exercisable as of December 31, 2012	53,946
7.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	7.25
Shares upon exercise of options outstanding as of December 31, 2012	246,598
Weighted average remaining contractual life of options outstanding	7 years 10 months 7 days
Shares upon exercise of options exercisable as of December 31, 2012	135,132
5.25-6.52 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	5.25
Exercise Prices, maximum	6.52
Shares upon exercise of options outstanding as of December 31, 2012	44,560
Weighted average remaining contractual life of options outstanding	6 years 6 months 28 days
Shares upon exercise of options exercisable as of December 31, 2012	27,125
4.00-4.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	4
Exercise Prices, maximum	4.95
Shares upon exercise of options outstanding as of December 31, 2012	234,780
Weighted average remaining contractual life of options outstanding	7 years 6 months 8 days
Shares upon exercise of options exercisable as of December 31, 2012	74,735
3.00-3.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	3
Exercise Prices, maximum	3.75
Shares upon exercise of options outstanding as of December 31, 2012	244,327
Weighted average remaining contractual life of options outstanding	6 years 1 month 23 days
Shares upon exercise of options exercisable as of December 31, 2012	186,896
2.05-2.97 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	2.05
Exercise Prices, maximum	2.97
Shares upon exercise of options outstanding as of December 31, 2012	180,686
Weighted average remaining contractual life of options outstanding	5 years 11 months 6 days
Shares upon exercise of options exercisable as of December 31, 2012	164,453
1.23-1.56 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	1.23
Exercise Prices, maximum	1.56
Shares upon exercise of options outstanding as of December 31, 2012	6,801
Weighted average remaining contractual life of options outstanding	5 years 3 months 25 days
Shares upon exercise of options exercisable as of December 31, 2012	5,988
0.03 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	0.03
Shares upon exercise of options outstanding as of December 31, 2012	439,265
Weighted average remaining contractual life of options outstanding	9 years 5 months 30 days
Shares upon exercise of options exercisable as of December 31, 2012	38,531

TAXES ON INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes on Income [Line Items]
Israeli Income tax rate	25.00%	24.00%	25.00%
Change in corporate tax rate	25.00%
Tax-exempt period	2 years
Dividend, withholding tax rate	15.00%
Patent use right, period	8 years
Expense deductible period	3 years
Net operating loss	$ 11,264	$ 16,003
Net operating loss carry forwards	40,000
Limitations on utilization of net operating losses as a result of business acquisition	In light of the merger between the Company and Oversi as of December 31, 2012, the net operating losses may be offset against taxable income annually with limitation of up to 20% of the total accumulated losses but no more then 50% of the Company's taxable income.
Capital loss carry forward	27,300
Commencement of production [Member]
Taxes on Income [Line Items]
Tax benefit period	12 years
Approval date [Member]
Taxes on Income [Line Items]
Tax benefit period	14 years
Special Industrial Companies [Member] | Development Zone A [Member]
Taxes on Income [Line Items]
Israeli Income tax rate	5.00%
Special Industrial Companies [Member] | Outside Development Zone [Member]
Taxes on Income [Line Items]
Israeli Income tax rate	8.00%
French income taxes [Member]
Taxes on Income [Line Items]
Net operating loss	3,500	3,400
United States of America [Member]
Taxes on Income [Line Items]
Net operating loss carry forwards	$ 7,300
Years of expiration of operating loss carry forwards	Accumulated losses for tax purposes expire between 2026 and 2031.
2011-2012 [Member] | Development Zone A [Member]
Taxes on Income [Line Items]
Israeli Income tax rate	10.00%
2011-2012 [Member] | Outside Development Zone [Member]
Taxes on Income [Line Items]
Israeli Income tax rate	15.00%
2012-2013 [Member] | Development Zone A [Member]
Taxes on Income [Line Items]
Israeli Income tax rate	7.00%
2012-2013 [Member] | Outside Development Zone [Member]
Taxes on Income [Line Items]
Israeli Income tax rate	12.50%
Thereafter [Member] | Development Zone A [Member]
Taxes on Income [Line Items]
Israeli Income tax rate	6.00%
Thereafter [Member] | Outside Development Zone [Member]
Taxes on Income [Line Items]
Israeli Income tax rate	12.00%
Minimum [Member]
Taxes on Income [Line Items]
Change in corporate tax rate	10.00%
Tax-exempt period	5 years
Minimum [Member] | Trapped Earnings Law [Member]
Taxes on Income [Line Items]
Israeli Income tax rate	6.00%
Maximum [Member]
Taxes on Income [Line Items]
Change in corporate tax rate	25.00%
Tax-exempt period	8 years
Maximum [Member] | Trapped Earnings Law [Member]
Taxes on Income [Line Items]
Israeli Income tax rate	17.60%

TAXES ON INCOME (Schedule of Pre-tax Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Domestic	$ (2,372)	$ 9,737	$ (6,637)
Foreign	(5,292)	(983)	959
Income (loss) before income tax expenses (benefit)	$ (7,664)	$ 8,754	$ (5,678)

TAXES ON INCOME (Schedule of the Reconciliation of the Theoretical Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Income (loss) before taxes on income	$ (7,664)	$ 8,754	$ (5,678)
Theoretical tax expense (benefit) computed at the Israeli statutory tax rate (25%, 24% and 25% for the years 2012, 2011 and 2010, respectively)	(1,916)	2,101	(1,419)
Utilization of valuation allowance	(1,554)	(4,328)	728
Increase (decrease) in losses and temporary differences due to change in Israeli corporate "Approved Enterprise" tax rates	(7,073)	5,419
Increase (decrease) in valuation allowance related to losses and temporary differences due to change in Israeli corporate "Approved Enterprise" tax rates	7,073	(5,419)
Taxes with respect to prior years	2	(84)	35
Impairment (recording) of withholding tax asset		221	(53)
Non-deductible expenses and other	1,699	(27)	294
Non-deductible share-based compensation expenses	833	541	499
Exchange rate differences	10	1,521
Actual tax expense (benefit)	$ (926)	$ (55)	$ 84
Israeli Income tax rate	25.00%	24.00%	25.00%

TAXES ON INCOME (Schedule of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Current taxes (benefit)	$ (2)	$ 31	$ 109
Deferred taxes (benefit)	(926)	(223)	(7)
Taxes with respect to prior years	2	(84)	35
Impairment (recording) of withholding tax asset		221	(53)
Actual tax expense (benefit)	$ (926)	$ (55)	$ 84

TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Operating and capital loss carry forward	$ 11,264	$ 16,003
Reserves and allowances	215	1,759
Deferred tax asset before valuation allowance	11,479	17,762
Valuation allowance	(8,749)	(17,378)
Net deferred tax asset	2,730	384
Deferred tax liability	(1,006)
Net deferred tax asset	$ 1,724	$ 384

GEOGRAPHIC INFORMATION (Schedule of Revenue by Customer Location) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 104,752	$ 77,753	$ 56,972
Percentage of total revenue from customer	14.00%	15.00%	30.00%
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	39,655	38,409	30,434
Asia and Oceania [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	21,953	13,388	12,469
United States of America [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	24,674	9,484	7,680
Middle East and Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	10,565	9,530	3,890
Americas (excluding United States of America) [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 7,905	$ 6,942	$ 2,499

GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 41,509	$ 9,103
Israel [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	26,976	8,653
United States of America [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	14,380	300
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 153	$ 150

FINANCIAL EXPENSES (INCOME), NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FINANCIAL EXPENSES (INCOME), NET [Abstract]
Interest income	$ (1,848)	$ (661)	$ (492)
Interest expenses (income) and other miscellaneous	721	16	216
Foreign currency transaction differences	(231)	230	471
Impairment related to Auction-Rate Securities, net			7,712
Financial and other expenses, total	$ (1,358)	$ (415)	$ 7,907

EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EARNINGS PER SHARE [Abstract]
Net income (loss)	$ (6,738)	$ 8,809	$ (5,762)
Weighted average number of shares outstanding used in computing basic net earnings per share	31,959,921	25,047,771	22,831,014
Dilutive effect: stock options		2,024,101
Total weighted average number of shares used in computing diluted net earnings per share	31,959,921	27,071,872	22,831,014
Basic net earnings (loss) per share	$ (0.21)	$ 0.35	$ (0.25)
Diluted net earnings (loss) per share	$ (0.21)	$ 0.33	$ (0.25)